UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2011 – December 31, 2011

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

	Security
Shares	Description		Value
Long Positions - 79.5%
Equity Securities - 42.2%
Common Stock - 40.5%
Consumer Discretionary - 9.3%
260,800	Aeropostale, Inc. (a)(b)		$3,977,200
36,500	Airgas, Inc. (b)		2,849,920
106,950	ANN, Inc. (a)(b)		2,650,221
203,750	Apollo Group, Inc., Class A (a)(b)		10,976,012
7,800	AutoZone, Inc. (a)(b)		2,534,766
32,100	Bally Technologies, Inc. (a)(b)		1,269,876
207,600	Bebe Stores, Inc. (b)		1,729,308
278,400	Bed Bath & Beyond, Inc. (a)(b)		16,138,848
35,600	Biglari Holdings, Inc. (a)(b)		13,109,344
66,650	Brinker International, Inc. (b)		1,783,554
92,900	Capella Education Co. (a)(b)		3,349,045
543,700	CarMax, Inc. (a)(b)(c)		16,571,976
33,900	Casey's General Stores, Inc. (b)		1,746,189
93,700	Cash America International, Inc. (b)		4,369,231
34,700	CEC Entertainment, Inc. (b)		1,195,415
48,700	Chemed Corp. (b)		2,493,927
69,900	Chico's FAS, Inc. (b)		778,686
4,600	Chipotle Mexican Grill, Inc., Class A (a)(b)		1,553,604
59,600	Coach, Inc. (b)		3,637,984
32,900	Coinstar, Inc. (a)(b)		1,501,556
400,000	Comcast Corp., Special Class A		9,424,000
70,700	Copart, Inc. (a)(b)		3,385,823
54,300	Costco Wholesale Corp. (b)		4,524,276
780,436	CVS Caremark Corp. (b)		31,826,180
85,100	DIRECTV, Class A (a)(b)		3,638,876
36,150	Dollar Tree, Inc. (a)(b)		3,004,426
42,650	Equifax, Inc. (b)		1,652,261
45,100	Expedia, Inc. (b)		1,308,802
30,900	Factset Research Systems, Inc. (b)		2,696,952
15,250	Fossil, Inc. (a)(b)		1,210,240
52,300	FTI Consulting, Inc. (a)(b)		2,218,566
56,000	GameStop Corp., Class A (a)(b)		1,351,280
39,250	Gartner, Inc. (a)(b)		1,364,723
24,000	Google, Inc., Class A (a)(b)(c)		15,501,600
101,900	Grand Canyon Education, Inc. (a)(b)		1,626,324
450,000	H&R Block, Inc.		7,348,500
68,450	Herman Miller, Inc. (b)		1,262,903
80,500	hhgregg, Inc. (a)(b)		1,163,225
80,450	IAC/InterActiveCorp. (b)		3,427,170
81,600	International Game Technology (b)		1,403,520
175,500	Interval Leisure Group, Inc. (a)(b)		2,388,555
37,500	ITT Educational Services, Inc. (a)(b)		2,133,375
197,900	Kirkland's, Inc. (a)(b)		2,632,070
180,000	Kohl's Corp. (b)(c)		8,883,000
23,700	Lear Corp. (b)		943,260
300,000	Liberty Media Corp. - Interactive, Class A (a)		4,864,500
728,900	Lowe's Cos., Inc. (b)		18,499,482
69,350	Ltd. Brands, Inc. (b)		2,798,272
135,900	Mattel, Inc. (b)		3,772,584
255,500	Meritor, Inc. (a)(b)		1,359,260
83,300	Papa John's International, Inc. (a)(b)		3,138,744
477,400	PetMed Express, Inc. (b)		4,955,412
32,800	PetSmart, Inc. (b)		1,682,312
21,100	Polaris Industries, Inc. (b)		1,181,178
18,000	Ralph Lauren Corp. (b)		2,485,440
364,400	Robert Half International, Inc. (b)		10,370,824
72,150	Rollins, Inc. (b)		1,603,173
60,700	Royal Caribbean Cruises, Ltd. (c)		1,503,539
69,900	Scholastic Corp. (b)		2,094,903
63,200	Standard Motor Products, Inc. (b)		1,267,160
35,600	Starbucks Corp. (b)		1,637,956
41,300	Strayer Education, Inc. (b)		4,013,947
342,650	Target Corp. (b)(c)		17,550,533
55,800	The Cheesecake Factory, Inc. (a)(b)		1,637,730
40,300	The Corporate Executive Board Co. (b)		1,535,430
227,000	The Geo Group, Inc. (a)(b)		3,802,250
128,400	The Goodyear Tire & Rubber Co. (a)(b)		1,819,428
42,500	The Toro Co. (b)		2,578,050
179,100	The Walt Disney Co. (b)(c)		6,716,250
136,500	Total System Services, Inc. (b)		2,669,940
160,000	Toyota Industries Corp., ADR		4,356,640
84,300	True Religion Apparel, Inc. (a)(b)		2,915,094
413,000	Viacom, Inc., Class B		18,754,330
203,200	Websense, Inc. (a)(b)		3,805,936
17,100	Whirlpool Corp. (c)		811,395
8,850	WW Grainger, Inc. (b)		1,656,632
120,300	Wyndham Worldwide Corp. (b)		4,550,949
			352,925,842
Consumer Staples - 7.3%
69,600	Aaron's, Inc. (b)		1,856,928
54,200	Align Technology, Inc. (a)(b)		1,285,895
1,337,300	Allos Therapeutics, Inc. (a)(b)		1,898,966
40,800	American Public Education, Inc. (a)(b)		1,765,824
57,500	Arbitron, Inc. (b)		1,978,575
400,000	Avon Products, Inc.		6,988,000
44,800	Cal-Maine Foods, Inc. (b)		1,638,336
36,700	Cardinal Health, Inc. (b)		1,490,387
46,100	CIGNA Corp. (b)		1,936,200
108,500	Clorox Co. (b)		7,221,760
141,300	Community Health Systems, Inc. (a)(b)		2,465,685
31,200	Coventry Health Care, Inc. (a)(b)		947,544
56,200	Deluxe Corp. (b)		1,279,112
37,600	DENTSPLY International, Inc. (b)		1,315,624
72,050	Dr. Pepper Snapple Group, Inc. (b)		2,844,534
163,800	Health Net, Inc. (a)(b)		4,982,796
195,600	Healthways, Inc. (a)(b)		1,341,816
26,650	Herbalife, Ltd. (b)		1,377,005
36,450	Hormel Foods Corp. (b)		1,067,620
41,800	Iron Mountain, Inc. (b)		1,287,440
48,100	Kensey Nash Corp. (a)(b)		923,039
12,400	Kimberly-Clark Corp. (b)		912,144
275,000	Kraft Foods, Inc., Class A		10,274,000
9,150	Lorillard, Inc. (b)		1,043,100
250,000	Molson Coors Brewing Co., Class B		10,885,000
205,800	Nordion, Inc. (b)		1,720,488
215,000	Novartis AG, ADR		12,291,550
596,000	PepsiCo, Inc. (b)(c)		39,544,600
177,000	QLT, Inc. (a)(b)		1,274,400
81,150	Sara Lee Corp. (b)		1,535,358
102,900	Spectrum Pharmaceuticals, Inc. (a)(b)		1,505,427
740,000	Sysco Corp.		21,704,200
200,000	The Coca-Cola Co. (c)		13,994,000
15,600	The Hershey Co. (b)		963,768
805,000	The Procter & Gamble Co. (b)		53,701,550
623,700	The Western Union Co. (b)		11,388,762
18,150	Tupperware Brands Corp. (b)		1,015,856
373,200	Walgreen Co. (b)(c)		12,337,992
567,200	Wal-Mart Stores, Inc. (b)(c)		33,895,872
			277,881,153
Energy - 2.9%
14,300	Cabot Oil & Gas Corp. (b)		1,085,370
82,700	China Natural Gas, Inc. (a)(b)(d)		159,611
216,200	ConocoPhillips (b)		15,754,494
42,900	Dawson Geophysical Co. (a)(b)		1,695,837
19,550	EQT Corp. (b)		1,071,145
227,800	Exxon Mobil Corp. (b)		19,308,328
229,500	Gran Tierra Energy, Inc. (a)(b)		1,101,600
67,800	Gulf Island Fabrication, Inc. (b)		1,980,438
30,800	Hess Corp. (b)		1,749,440
39,550	HollyFrontier Corp. (b)		925,470
169,600	Marathon Oil Corp. (b)		4,964,192
101,300	Marathon Petroleum Corp. (b)		3,372,277
142,100	Matrix Service Co. (a)(b)		1,341,424
80,900	Murphy Oil Corp. (b)		4,509,366
16,250	Noble Energy, Inc. (b)		1,533,837
36,330	Occidental Petroleum Corp. (b)		3,404,121
61,000	Oceaneering International, Inc. (b)		2,813,930
225,700	Patterson-UTI Energy, Inc. (b)		4,509,486
18,250	SM Energy Co. (b)		1,334,075
375,000	Spectra Energy Corp.		11,531,250
79,100	Sunoco, Inc. (b)		3,244,682
78,200	Tesoro Corp. (a)(b)		1,826,752
261,600	Tetra Technologies, Inc. (a)(b)		2,443,344
175,000	Total SA, ADR		8,944,250
63,500	Unit Corp. (a)(b)		2,946,400
373,600	Vaalco Energy, Inc. (a)(b)		2,256,544
159,500	Valero Energy Corp. (b)		3,357,475
46,100	Whiting Petroleum Corp. (a)(b)		2,152,409
			111,317,547
Financial - 6.1%
27,300	Aflac, Inc. (b)		1,180,998
284,500	American Express Co. (b)		13,419,865
63,100	AON Corp. (b)		2,953,080
57,250	Apartment Investment & Management Co., Class A REIT (b)		1,311,598
277,900	Artio Global Investors, Inc. (b)		1,356,152
165,900	Banco Latinoamericano de Comerico Exterior SA, Class E (b)		2,662,695
144	Berkshire Hathaway, Inc., Class A (a)(b)		16,524,720
186,600	Berkshire Hathaway, Inc., Class B (a)(b)(c)		14,237,580
115,000	Chemical Financial Corp. (b)		2,451,800
60,900	City Holding Co. (b)		2,063,901
11,000	CME Group, Inc. (b)		2,680,370
93,800	Columbia Banking System, Inc. (b)		1,807,526
19,000	Discover Financial Services (b)		456,000
41,000	Erie Indemnity Co., Class A (b)		3,204,560
470	Fairfax Financial Holdings, Ltd.		202,664
146,000	Fifth Third Bancorp (b)		1,857,120
7,500	First Citizens BancShares, Inc., Class A (b)		1,312,425
100,530	Franklin Resources, Inc. (b)(c)		9,656,912
22,300	Global Payments, Inc. (b)		1,056,574
55,950	Hospitality Properties Trust REIT (b)		1,285,731
240,700	Huntington Bancshares, Inc. (b)		1,321,443
167,800	Interactive Brokers Group, Inc., Class A (b)		2,506,932
77,350	International Bancshares Corp. (b)		1,418,212
179,300	Janus Capital Group, Inc. (b)		1,131,383
415,300	KeyCorp (b)		3,193,657
66,300	Lincoln National Corp. (b)		1,287,546
21,400	Markel Corp. (a)		8,873,938
120,700	Meadowbrook Insurance Group, Inc. (b)		1,289,076
75,300	Moody's Corp. (b)		2,536,104
101,600	National Financial Partners Corp. (a)(b)		1,373,632
61,900	National Health Investors, Inc. REIT (b)		2,722,362
262,100	Net 1 UEPS Technologies, Inc. (a)(b)		2,010,307
53,200	Northern Trust Corp. (b)(c)		2,109,912
141,800	Old National Bancorp (b)		1,651,970
100,100	Oriental Financial Group, Inc. (b)		1,212,211
325,000	Paychex, Inc.		9,785,750
21,300	PNC Financial Services Group, Inc. (b)		1,228,371
645,900	Popular, Inc. (a)(b)		897,801
880,170	PrivateBancorp, Inc. (b)		9,664,267
28,500	PS Business Parks, Inc. REIT (b)		1,579,755
16,000	Public Storage REIT (b)		2,151,360
200,000	Resource America, Inc., Class A		952,000
67,650	SunTrust Banks, Inc. (b)		1,197,405
42,000	T. Rowe Price Group, Inc. (b)		2,391,900
447,000	The Bancorp, Inc. (a)		3,231,810
584,400	The Bank of New York Mellon Corp. (b)(c)		11,635,404
159,650	The Goldman Sachs Group, Inc. (b)		14,437,149
38,200	The Hanover Insurance Group, Inc. (b)		1,335,090
30,350	The Macerich Co. REIT (b)		1,535,710
56,300	The NASDAQ OMX Group, Inc. (a)(b)		1,379,913
71,250	The Progressive Corp. (b)		1,390,088
122,500	The Travelers Cos., Inc. (b)		7,248,325
51,450	UDR, Inc. REIT (b)		1,291,395
169,800	Umpqua Holdings Corp. (b)		2,103,822
28,350	Ventas, Inc. REIT (b)		1,562,935
196,700	Washington Federal, Inc. (b)		2,751,833
833,650	Wells Fargo & Co. (b)(c)		22,975,394
250,000	Weyerhaeuser Co. REIT		4,667,500
275,000	WR Berkley Corp.		9,457,250
			233,173,183
Healthcare - 4.2%
42,000	Abbott Laboratories (b)		2,361,660
123,950	Aetna, Inc. (b)		5,229,450
17,200	Alexion Pharmaceuticals, Inc. (a)(b)		1,229,800
119,900	AMAG Pharmaceuticals, Inc. (a)(b)		2,267,309
130,150	AmerisourceBergen Corp. (b)		4,840,278
363,150	Becton Dickinson and Co. (b)		27,134,568
23,400	Cerner Corp. (a)(b)		1,433,250
159,400	Charles River Laboratories International, Inc. (a)(b)		4,356,402
26,750	Covidien PLC (b)		1,204,018
110,000	CR Bard, Inc.		9,405,000
98,900	Greatbatch, Inc. (a)(b)		2,185,690
2,900	Intuitive Surgical, Inc. (a)(b)		1,342,729
438,600	Johnson & Johnson (b)(c)		28,763,388
75,200	Luminex Corp. (a)(b)		1,596,496
41,900	Magellan Health Services, Inc. (a)(b)		2,072,793
300,000	Medtronic, Inc. (c)		11,475,000
150,700	Myriad Genetics, Inc. (a)(b)		3,155,658
209,100	PDL BioPharma, Inc. (b)		1,296,420
650,000	Pfizer, Inc.		14,066,000
76,000	Quest Diagnostics, Inc. (b)		4,412,560
146,700	St. Jude Medical, Inc. (b)(c)(e)		5,031,810
145,000	Stryker Corp.		7,207,950
16,350	Techne Corp. (b)		1,116,051
117,350	Thoratec Corp. (a)(b)		3,938,266
87,500	UnitedHealth Group, Inc.		4,434,500
116,700	Warner Chilcott PLC, Class A (a)(b)		1,765,671
58,050	WellPoint, Inc. (b)		3,845,813
181,000	XenoPort, Inc. (a)(b)		689,610
			157,858,140
Industrial - 2.2%
50,400	Alliant Techsystems, Inc. (b)		2,880,864
32,700	Analogic Corp. (b)		1,874,364
129,500	Apogee Enterprises, Inc. (b)		1,587,670
77,000	Applied Industrial Technologies, Inc. (b)		2,708,090
90,300	AVX Corp. (b)		1,152,228
296,012	Cemex SAB de CV, ADR (a)(b)		1,595,505
82,350	Chicago Bridge & Iron Co. NV (b)		3,112,830
170,100	Comfort Systems USA, Inc. (b)		1,823,472
25,500	Crane Co. (b)		1,191,105
63,600	CSX Corp. (b)		1,339,416
11,500	Cummins, Inc. (b)		1,012,230
149,800	Delta Air Lines, Inc. (a)(b)		1,211,882
28,600	Fluor Corp. (b)		1,437,150
82,800	Foster Wheeler AG (a)(b)		1,584,792
27,450	Graco, Inc. (b)		1,122,431
19,750	Hubbell, Inc., Class B (b)		1,320,485
70,450	Jabil Circuit, Inc. (b)		1,385,047
48,700	JB Hunt Transport Services, Inc. (b)		2,194,909
347	Kansas City Southern (a)(b)		23,599
44,000	KBR, Inc. (b)		1,226,280
22,600	Lincoln Electric Holdings, Inc. (b)		884,112
28,100	Lockheed Martin Corp. (b)		2,273,290
38,700	Mine Safety Appliances Co. (b)		1,281,744
87,400	Movado Group, Inc. (b)		1,588,058
178,200	Myers Industries, Inc. (b)		2,198,988
24,700	Nordson Corp. (b)		1,017,146
25,800	Northrop Grumman Corp. (b)		1,508,784
56,300	Packaging Corp. of America (b)		1,421,012
59,350	Raytheon Co. (b)		2,871,353
35,768	Rock-Tenn Co., Class A (b)		2,063,814
18,250	Rockwell Automation, Inc. (b)		1,339,003
100,500	SAIC, Inc. (a)(b)		1,235,145
42,500	Simpson Manufacturing Co., Inc. (b)		1,430,550
46,700	Sturm Ruger & Co., Inc. (b)		1,562,582
164,800	The Boeing Co. (b)(c)		12,088,080
60,100	Tyco International, Ltd. (b)		2,807,271
98,050	United Parcel Service, Inc., Class B (b)		7,176,279
44,600	URS Corp. (a)(b)		1,566,352
540	USG Corp. (a)(b)(c)		5,486
37,250	Waste Connections, Inc. (b)		1,234,465
9,300	Waste Management, Inc. (c)		304,203
102,100	Werner Enterprises, Inc. (b)		2,460,610
			82,102,676
Information Technology - 4.7%
210,600	Accenture PLC, Class A (b)(c)(e)		11,210,238
48,100	ACI Worldwide, Inc. (a)(b)		1,377,584
467,500	Activision Blizzard, Inc. (b)		5,759,600
244,100	Actuate Corp. (a)(b)		1,430,426
63,700	Adobe Systems, Inc. (a)(b)		1,800,799
15,000	Alliance Data Systems Corp. (a)(b)		1,557,600
28,250	Altera Corp. (b)		1,048,075
43,400	Apple, Inc. (a)(b)(e)		17,577,000
103,600	Atmel Corp. (a)(b)		839,160
233,400	Automatic Data Processing, Inc. (b)		12,605,934
34,100	Avago Technologies, Ltd. (b)		984,126
54,700	BMC Software, Inc. (a)(b)		1,793,066
163,700	CA, Inc. (b)		3,309,195
79,500	CACI International, Inc., Class A (a)(b)		4,445,640
86,500	CGI Group, Inc., Class A (a)(b)		1,630,525
45,500	Computer Sciences Corp. (b)		1,078,350
340,000	Corning, Inc.		4,413,200
29,150	DST Systems, Inc. (b)		1,326,908
154,050	Electronic Arts, Inc. (a)(b)		3,173,430
167,500	Emulex Corp. (a)(b)		1,149,050
134,300	EPIQ Systems, Inc. (b)		1,614,286
51,800	Fair Isaac Corp. (b)		1,856,512
253,800	Formfactor, Inc. (a)(b)		1,284,228
310,000	Hewlett-Packard Co. (c)		7,985,600
367,600	Imation Corp. (a)(b)		2,106,348
59,300	Intel Corp. (b)(c)		1,438,025
50,000	Intuit, Inc. (b)		2,629,500
526,700	LSI Corp. (a)(b)		3,133,865
31,850	MICROS Systems, Inc. (a)(b)		1,483,573
1,608,300	Microsoft Corp. (b)(c)		41,751,468
123,300	Monolithic Power Systems, Inc. (a)(b)		1,858,131
40,000	QUALCOMM, Inc. (b)		2,188,000
252,800	Quest Software, Inc. (a)(b)		4,702,080
30,700	Red Hat, Inc. (a)(b)		1,267,603
280,000	Research In Motion, Ltd. (a)		4,060,000
45,100	SEI Investments Co. (b)		782,485
46,000	Silicon Laboratories, Inc. (a)(b)		1,997,320
278,600	Symantec Corp. (a)(b)		4,360,090
655,600	THQ, Inc. (a)(b)		498,256
64,600	Tyler Technologies, Inc. (a)(b)		1,945,106
121,900	Unisys Corp. (a)(b)		2,402,649
798,000	United Online, Inc. (b)		4,341,120
80,650	Xerox Corp. (b)		641,974
207,600	Xyratex, Ltd. (b)		2,765,232
			177,603,357
Materials - 0.5%
15,600	Cliffs Natural Resources, Inc. (b)		972,660
29,300	Compass Minerals International, Inc. (b)		2,017,305
50,100	Cytec Industries, Inc. (b)		2,236,965
57,500	Eastman Chemical Co. (b)		2,245,950
56,800	Freeport-McMoRan Copper & Gold, Inc. (b)		2,089,672
53,000	H.B. Fuller Co. (b)		1,224,830
25,600	International Flavors & Fragrances, Inc. (b)		1,341,952
36,550	Kronos Worldwide, Inc. (b)		659,362
33,100	Minerals Technologies, Inc. (b)		1,871,143
17,700	PPG Industries, Inc. (b)		1,477,773
22,800	Schweitzer-Mauduit International, Inc. (b)		1,515,288
24,000	Sigma-Aldrich Corp. (b)		1,499,040
34,450	United States Steel Corp. (b)		911,547
			20,063,487
Telecommunication Services - 2.5%
105,500	Amdocs, Ltd. (a)(b)		3,009,915
26,200	American Tower Corp., Class A (b)		1,572,262
66,300	Blue Coat Systems, Inc. (a)(b)		1,687,335
159,200	Cbeyond, Inc. (a)(b)		1,275,192
1,000,000	Cisco Systems, Inc.		18,080,000
67,300	Comtech Telecommunications Corp. (b)		1,926,126
30,300	Discovery Communications, Inc., Class A (a)(b)		1,241,391
14,900	F5 Networks, Inc. (a)(b)		1,581,188
97,100	NeuStar, Inc., Class A (a)(b)		3,317,907
141,700	Neutral Tandem, Inc. (a)(b)		1,514,773
2,700,000	News Corp., Class A		48,168,000
47,300	Plantronics, Inc. (b)		1,685,772
1,100,000	Sprint Nextel Corp. (a)(b)(c)		2,574,000
50,500	Telephone & Data Systems, Inc. (b)		1,307,445
45,100	TripAdvisor, Inc. (a)(b)		1,136,971
27,500	United States Cellular Corp. (a)(b)		1,199,825
48,250	Virgin Media, Inc. (b)		1,031,585
161,300	XO Group, Inc. (a)(b)		1,345,242
			93,654,929
Utilities - 0.8%
48,100	Alliant Energy Corp. (b)		2,121,691
63,000	Edison International (b)		2,608,200
68,250	Entergy Corp. (b)		4,985,663
360,000	Exelon Corp.		15,613,200
16,650	ITC Holdings Corp. (b)		1,263,402
78,050	Questar Corp. (b)		1,550,073
57,200	Sempra Energy (b)		3,146,000
			31,288,229
Total Common Stock
(Cost $1,379,201,994)			1,537,868,543

	Security
Shares	Description	Rate	Value
Preferred Stock - 1.7%
Consumer Discretionary - 0.2%
20,641	Callaway Golf Co., Series B (b)	7.50%	1,970,885
13,829	Newell Financial Trust I (b)	5.25	587,733
43,669	The Goodyear Tire & Rubber Co. (b)	5.88	2,124,497
2,800	The Interpublic Group of Cos., Inc., Series B (b)	5.25	2,590,000
			7,273,115
Consumer Staples - 0.1%
35,256	Bunge, Ltd. (b)	4.88	3,261,180

Energy - 0.3%
1,849	Chesapeake Energy Corp. (b)(f)	5.75	1,816,642
9,266	Energy XXI Bermuda, Ltd. (b)	5.63	3,162,022
52,416	Goodrich Petroleum Corp., Series B (b)	5.38	1,644,552
26,079	Petroquest Energy, Inc., Series B (b)	6.88	945,364
26,646	SandRidge Energy, Inc. (b)	8.50	3,309,700
			10,878,280
Financial - 0.8%
193,298	2009 Dole Food Automatic Common Exchange Security Trust (b)(f)	7.00	1,700,423
111,624	2010 Swift Mandatory Common Exchange Security Trust (b)(f)	6.00	984,100
171,160	Alexandria Real Estate Equities, Inc. REIT, Series D (b)	7.00	4,106,128
82,941	AMG Capital Trust II (b)	5.15	3,296,905
40,079	Aspen Insurance Holdings, Ltd. (b)	5.63	2,156,250
1,507	Bank of America Corp., Series L (b)	7.25	1,181,488
30,124	Forest City Enterprises, Inc., Series A (b)	7.00	1,391,352
62,019	Health Care REIT, Inc., Series I (b)	6.50	3,173,512
21,315	KeyCorp, Series A (b)	7.75	2,251,717
15,413	Lexington Realty Trust, Series C	6.50	647,192
17,456	MetLife, Inc.	5.00	1,075,639
101,296	Synovus Financial Corp. (b)	8.25	1,404,976
119,235	UBS AG (b)	9.38	1,612,057
1,375	Wells Fargo & Co., Series L	7.50	1,463,687
58,500	Wintrust Financial Corp. (b)	7.50	2,638,350
			29,083,776
Healthcare - 0.2%
6,272	Alere, Inc., Series B (b)	3.00	1,317,120
70	Healthsouth Corp. (b)(f)	6.50	61,443
4,324	Healthsouth Corp., Series A (b)	6.50	3,795,391
52,563	Omnicare Capital Trust II, Series B (b)	4.00	2,437,609
			7,611,563
Industrial - 0.0%
67,813	Continental Airlines Finance Trust II (b)	6.00	1,890,287

Materials - 0.0%
25,233	AngloGold Ashanti Holdings Finance PLC (b)	6.00	1,204,371

Utilities - 0.1%
34,015	CenterPoint Energy, Inc. (b)(g)	0.48	1,167,140
18,200	PPL Corp. (b)	9.50	1,010,100
			2,177,240
Total Preferred Stock
(Cost $64,706,311)			63,379,812
Total Equity Securities
(Cost $1,443,908,305)			1,601,248,355

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 26.3%
Asset Backed Obligations - 6.5%
$1,775,000	ACE Securities Corp., Series 2006-HE1 A2D (g)	0.59	02/25/36	517,208
571,019	ACE Securities Corp., Series 2007-HE1 A2A (g)	0.38	01/25/37	178,993
127,308	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (b)(g)	2.93	03/25/36	75,071
200,805	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (b)(g)	0.61	07/25/35	158,216
2,177,335	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (g)	3.14	03/25/36	1,060,611
98,961	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (b)(g)	5.51	03/25/36	58,662
3,260,972	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (g)	0.44	03/25/37	1,313,089
1,863,948	Aerco, Ltd., Series 2A A3 (b)(d)(f)(g)	0.74	07/15/25	1,379,322
1,198,508	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (b)(f)(g)	0.54	06/14/37	1,018,732
182,124	Alliance Bancorp Trust, Series 2007-OA1 A1 (g)	0.53	07/25/37	85,648
962,983	Alta Wind Holdings, LLC (f)	7.00	06/30/35	1,061,789
692,476	American Home Mortgage Assets, Series 2007-4 A2 (g)	0.48	08/25/37	457,474
1,144,000	Argent Securities, Inc., Series 2005-W5 A2D (g)	0.61	01/25/36	392,677
1,000,000	Asset Backed Funding Certificates, Series 2006-HE1 A2C (g)	0.45	01/25/37	306,618
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (f)(g)	1.54	05/25/37	104,848
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.29	06/25/37	599,853
1,315,000	Astoria Depositor Corp. (f)	8.14	05/01/21	1,157,200
953,720	AWAS Aviation Capital, Ltd. (f)	7.00	10/17/16	958,489
1,158,644	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (b)(f)(g)	0.58	11/14/33	926,915
339,848	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (b)	6.00	09/25/35	245,237
175,000	Banc of America Commercial Mortgage, Inc., Series 2005-2 A5 (b)(g)	4.86	07/10/43	190,186
210,168	Banc of America Funding Corp., Series 2005-B 3A1B (b)(g)	0.59	04/20/35	144,979
7,580,000	Banc of America Funding Corp., Series 2006-D 1A2 (g)	0.56	05/20/36	1,199,164
85,877	Banc of America Funding Corp., Series 2006-E 2A1 (b)(g)	2.83	06/20/36	50,661
362,052	Banc of America Funding Corp., Series 2006-F 1A1 (b)(g)	2.73	07/20/36	264,241
233,919	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.47	10/20/36	109,204
656,711	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	464,258
171,407	Banc of America Funding Corp., Series 2007-E 4A1 (g)	5.56	07/20/47	106,831
1,485,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4 A6 (g)	4.88	07/10/42	1,584,175
1,225,000	Bayview Commercial Asset Trust, Series 2006-SP1 M1 (b)(f)(g)	0.74	04/25/36	842,356
103,044	Bayview Financial Acquisition Trust, Series 2005-D AF3 (b)(g)	5.50	12/28/35	94,911
289,189	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (b)(g)	5.54	08/25/47	148,663
1,269,606	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (g)	2.64	05/25/35	755,508
233,082	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (b)(g)	0.56	10/25/35	122,276
478,437	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	2.56	02/25/36	271,199
2,560,061	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (g)	2.91	03/25/36	1,161,040
238,689	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (b)(g)	2.77	03/25/36	114,549
1,643,185	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.48	05/25/36	650,770
1,603,924	Bear Stearns Alt-A Trust, Series 2006-4 11A1 (g)	0.45	08/25/36	712,858
200,000	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (b)(g)	0.66	08/25/35	171,378
104,289	Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1 A2 (b)(g)	4.72	11/11/35	105,418
1,680,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6 A6	4.83	11/11/41	1,803,842
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.42	07/25/37	738,939
236,125	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.54	11/25/37	228,937
3,400,000	Brazos Higher Education Authority, Series 2010-1 A2 (b)(g)	1.71	02/25/35	3,198,835
795,246	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	770,557
1,700,000	Centex Home Equity, Series 2006-A AV4 (g)	0.54	06/25/36	897,362
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (b)(g)	2.81	12/25/35	98,184
428,334	Chaseflex Trust, Series 2007-1 2A9 (b)	6.00	02/25/37	289,453
2,416,675	Chaseflex Trust, Series 2007-M1 1A2 (g)	0.52	08/25/37	1,021,536
3,311,254	CIT Education Loan Trust, Series 2007-1 A (b)(f)(g)	0.66	03/25/42	2,999,468
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	991,205
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	903,951
145,000	Citigroup Commerical Mortgage Trust, Series 2007-C6 A4 (b)(g)	5.70	12/10/49	160,507
380,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	213,617
2,850,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (g)	0.46	07/25/45	938,692
201,570	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 M1 (g)	0.56	01/25/37	433
785,132	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	5.18	07/25/37	491,259
3,610,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (g)	0.49	01/25/37	1,524,714
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (g)	0.69	03/25/37	243,389
786,373	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (g)	0.45	06/25/37	531,987
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.34	07/25/37	1,674,067
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (b)(g)	1.59	07/25/37	131,955
1,600,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1 A4 (g)	5.23	07/15/44	1,775,673
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (b)(g)	5.89	11/15/44	178,035
178,941	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	117,240
67,559	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (b)	5.75	04/25/37	45,131
35,000	Commercial Mortgage Pass Through Certificates, 2007-C9 A4 (b)(g)	5.81	12/10/49	39,227
1,191,850	Conseco Finance Securitizations Corp., Series 2001-4 A4 (b)	7.36	08/01/32	1,263,063
1,226,593	Conseco Finance, Series 2002-C BF1 (g)	8.00	06/15/32	1,224,418
481,795	Continental Airlines Pass Through Trust, Series 2007-1 B (b)	6.90	04/19/22	468,546
775,254	Continental Airlines Pass Through Trust, Series 2009-1	9.00	07/08/16	852,779
1,098,297	Coso Geothermal Power Holdings (f)	7.00	07/15/26	797,617
77,334	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	76,315
592,432	Countrywide Alternative Loan Trust, Series 2005-36 2A1A (g)	0.60	08/25/35	238,721
243,894	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (g)	5.30	10/25/35	173,058
91,396	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (b)	5.50	11/25/35	68,262
359,970	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	300,239
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	620,494
582,737	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.56	08/25/35	201,035
367,266	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (b)(g)	0.61	12/25/36	170,963
53,468	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (b)	5.25	05/25/21	39,490
2,187,500	Countrywide Alternative Loan Trust, Series 2006-OA10 1A1 (g)	1.17	08/25/46	1,095,924
4,083,248	Countrywide Alternative Loan Trust, Series 2006-OA22 A1 (g)	0.45	02/25/47	2,306,141
430,736	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	323,421
342,905	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	238,797
276,038	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (g)	0.38	04/25/47	266,273
2,040,000	Countrywide Asset-Backed Certificates, Series 2007-10 2A2 (g)	0.41	06/25/47	1,591,638
597,554	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.19	10/25/47	400,957
24,190	Countrywide Asset-Backed Certificates, Series 2007-9 2A1 (b)(g)	0.35	06/25/47	23,708
1,723,277	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	2.79	04/20/35	1,096,066
252,016	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9 1A1 (b)(g)	0.59	05/25/35	145,703
943,563	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (b)(g)	5.15	06/25/47	576,512
424,873	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (b)(g)	5.68	06/25/47	341,341
110,554	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (b)(g)	5.60	09/25/47	68,265
18,106	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP3 A3 (b)	5.60	07/15/35	18,226
25,558	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.56	10/25/33	21,465
152,874	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8 A1 (b)	4.50	07/25/20	146,532
1,030,760	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (b)(g)	0.89	07/25/36	357,577
192,994	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (b)	6.00	10/25/21	153,006
1,588,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A3 (g)	5.81	06/15/38	1,772,357
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	605,220
546,552	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (g)	0.44	05/25/36	290,196
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB6 A24 (g)	0.54	07/25/36	481,876
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.53	10/25/36	452,416
1,850,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.40	10/25/36	1,501,801
564,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.40	11/25/36	179,004
3,350,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.44	11/25/36	1,070,107
3,520,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.52	11/25/36	1,138,174
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2B (h)	5.51	02/25/37	1,076,670
3,040,804	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (b)(h)	5.68	02/25/37	1,790,643
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.54	04/25/37	547,477
1,098,191	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90	05/25/37	570,633
75,000	DBRR, Series 2011-LC2 A4A (b)(f)(g)	4.54	07/12/44	83,565
1,151,682	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	1,135,847
327,870	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	202,493
1,078,787	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (g)	0.45	01/25/47	529,945
6,060,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3 2A4 (g)	0.64	06/25/37	913,590
1,991,067	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-OA2 A1 (g)	0.97	04/25/47	1,148,544
3,502,178	Downey Savings & Loan Association Mortgage Loan Trust, Series 2007-AR1 2A1A (g)	0.42	04/19/47	2,007,481
2,155,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B (b)(i)	7.67	11/08/16	1,293,000
2,920,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.48	04/25/37	1,036,934
77,935	Equity One ABS, Inc., Series 2002-4 M1 (b)(g)	5.22	02/25/33	64,083
3,661,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13 A2D (g)	0.53	10/25/36	1,248,502
1,307,330	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (b)(g)	0.52	12/25/37	6,014
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (g)	0.43	01/25/38	333,822
1,267,116	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (g)	2.26	05/25/35	836,730
564,279	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	377,554
664,922	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (b)(g)	0.66	02/25/37	343,124
1,130,000	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (b)(g)	2.61	01/25/36	709,005
4,610,000	First NLC Trust, Series 2005-4 A4 (g)	0.68	02/25/36	1,357,698
289,587	FPL Energy National Wind Portfolio, LLC (b)(f)	6.13	03/25/19	285,099
1,105,063	GE Business Loan Trust, Series 2003-2A A (f)(g)	0.65	11/15/31	1,029,194
1,196,571	GE Business Loan Trust, Series 2004-1 A (b)(f)(g)	0.57	05/15/32	1,079,176
1,271,398	GE Business Loan Trust, Series 2005-1A A3 (b)(f)(g)	0.53	06/15/33	1,078,532
1,672,638	GE Business Loan Trust, Series 2005-2A A (b)(f)(g)	0.52	11/15/33	1,457,765
233,333	GE Seaco Finance SRL, Series 2004-1A A (f)(g)	0.58	04/17/19	225,554
822,500	GE Seaco Finance SRL, Series 2005-1A A (b)(f)(g)	0.53	11/17/20	775,769
1,252,319	Genesis Funding, Ltd., Series 2006-1A G1 (b)(f)(g)	0.52	12/19/32	1,110,182
1,376,000	Green Tree Financial Corp., Series 1996-10 M1 (g)	7.24	11/15/28	1,498,120
1,032,750	Green Tree Financial Corp., Series 1997-1 A6 (b)	7.29	03/15/28	1,094,434
94,885	Green Tree Home Improvement Loan Trust, Series 1997-D HEB1	7.41	09/15/28	94,426
1,250,000	Green Tree, Series 2008-MH1 A2 (b)(f)(g)	8.97	04/25/38	1,385,752
1,409,089	Green Tree, Series 2008-MH1 A3 (b)(f)(g)	8.97	04/25/38	1,497,840
1,830,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 (b)(g)	5.32	06/10/36	1,953,167
1,485,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4 (b)(g)	5.88	07/10/38	1,655,069
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (b)	5.44	03/10/39	195,569
250,000	GS Mortgage Securities Corp II, Series 2011-GC5 A4 (b)	3.71	08/10/44	260,097
598,978	GSAA Trust, Series 2005-12 AF3 (g)	5.07	09/25/35	555,583
1,704,382	GSAA Trust, Series 2006-16 A1 (g)	0.35	10/25/36	625,935
1,697,787	GSAA Trust, Series 2006-19 A1 (g)	0.38	12/25/36	621,738
1,635,073	GSAA Trust, Series 2006-20 1A1 (g)	0.36	12/25/46	636,934
1,246,834	GSAA Trust, Series 2006-9 A4A (g)	0.53	06/25/36	485,823
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.39	03/25/47	119,447
1,757,568	GSAA Trust, Series 2007-4 A1 (g)	0.39	03/25/37	607,855
1,490,662	GSAA Trust, Series 2007-5 2A3A (g)	0.61	04/25/47	677,761
917,277	GSAMP Trust, Series 2007-FM2 A2B (g)	0.38	01/25/37	309,012
466,830	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	2.89	12/25/34	320,782
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (b)(g)	2.28	08/25/34	1,236,083
314,526	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	2.84	10/25/35	214,319
1,415,543	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (g)	2.74	05/25/47	951,057
18,369	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (b)(g)	0.68	11/19/34	11,160
194,157	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (b)(g)	5.58	06/19/36	96,966
1,962,655	Harborview Mortgage Loan Trust, Series 2007-5 A1A (g)	0.47	09/19/37	1,133,990
4,536,000	Home Equity Loan Trust, Series 2007-FRE1 2AV4 (g)	0.63	04/25/37	1,330,486
285,957	Homebanc Mortgage Trust, Series 2004-1 2A (g)	1.15	08/25/29	194,554
286,553	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (b)(g)	5.41	09/25/37	164,489
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (g)	0.52	03/20/36	718,303
720,138	HSBC Home Equity Loan Trust, Series 2006-4 A3V (g)	0.43	03/20/36	693,244
1,075,000	HSBC Home Equity Loan Trust, Series 2007-1 M1 (g)	0.66	03/20/36	733,040
2,400,000	HSBC Home Equity Loan Trust, Series 2007-2 M1 (b)(g)	0.59	07/20/36	1,476,054
1,000,000	HSBC Home Equity Loan Trust, Series 2007-2 M2 (g)	0.65	07/20/36	435,596
578,931	HSBC Home Equity Loan Trust, Series 2007-3 APT (b)(g)	1.48	11/20/36	513,226
1,500,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (g)	2.53	11/20/36	980,354
220,137	Impac CMB Trust, Series 2005-1 1A1 (b)(g)	0.81	04/25/35	162,622
1,497,631	Indiantown Cogeneration LP, Series A-10 (b)	9.77	12/15/20	1,550,673
74,654	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (b)(g)	5.55	08/25/36	67,729
258,912	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (b)(g)	5.73	11/25/37	186,303
1,376,060	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (g)	0.68	12/25/34	712,433
700,956	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.15	09/25/34	424,046
419,337	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (b)(g)	2.74	05/25/35	209,368
1,215,224	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (b)(g)	2.97	08/25/36	490,805
94,791	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (b)(g)	2.84	09/25/36	37,269
197,009	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (b)(g)	0.46	11/25/36	81,302
294,446	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	5.19	01/25/37	226,094
3,349,143	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (g)	0.47	02/25/37	1,395,524
894,512	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	2.96	05/25/36	413,454
4,075,724	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (g)	2.82	05/25/36	2,115,480
504,527	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (b)(g)	5.41	05/25/36	240,450
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (b)(g)	5.09	12/25/35	259,263
818,610	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (g)	4.77	05/25/37	337,515
3,020,237	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (g)	4.91	05/25/37	1,433,752
4,149,472	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (g)	4.60	06/25/37	1,762,015
65,290	Indymac Index Mortgage Loan Trust, Series 2007-FLX1 A1 (b)(g)	0.39	02/25/37	61,626
366,990	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (b)(g)	0.48	04/25/37	125,167
1,353,521	Indymac Manufactured Housing Contract, Series 1998-2 A4 (b)(g)	6.64	12/25/27	1,351,425
1,163,225	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.83	08/15/16	1,017,822
3,544,756	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (g)	2.62	05/25/36	1,850,731
2,000,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (g)	6.30	09/25/36	657,913
1,360,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (g)	6.05	11/25/36	789,113
164,054	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (g)	0.39	06/25/37	156,275
165,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 A4 (b)(g)	5.87	04/15/45	185,911
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	2,011,885
450,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (b)(g)	0.58	01/25/36	152,424
4,756,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (b)(g)	0.50	03/25/37	1,735,409
1,110,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A5 (g)	0.53	05/25/37	403,337
1,610,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH5 A3 (b)(g)	0.40	05/25/37	1,126,569
2,590,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (h)	5.47	03/25/47	1,279,007
2,813,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (g)	0.57	03/25/47	844,688
479,285	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.41	08/25/35	454,060
200,000	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (g)	5.54	04/25/36	149,783
2,500,000	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (b)(g)	5.54	04/25/36	1,897,452
2,355,239	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (g)	2.77	05/25/36	1,562,819
1,521,099	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (b)(g)	2.80	07/25/35	1,339,021
74,606	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (b)(g)	5.56	04/25/37	60,848
558,959	Lease Investment Flight Trust, Series 1 A1 (g)	0.67	07/15/31	359,131
1,676,876	Lease Investment Flight Trust, Series 1 A2 (g)	0.71	07/15/31	1,029,350
1,483,841	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (b)(g)	6.47	04/15/40	1,603,394
530,480	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	524,356
231,373	Lehman XS Trust, Series 2005-6 1A1 (g)	0.55	11/25/35	96,771
2,500,000	Lehman XS Trust, Series 2005-6 3A3A (h)	5.76	11/25/35	1,061,529
2,367,084	Lehman XS Trust, Series 2006-13 1A2 (g)	0.46	09/25/36	1,290,533
5,385,932	Lehman XS Trust, Series 2006-13 1A3 (g)	0.58	09/25/36	685,993
1,594,449	Lehman XS Trust, Series 2006-14N 3A2 (b)(g)	0.41	08/25/36	706,185
2,505,297	Lehman XS Trust, Series 2006-19 A2 (g)	0.46	12/25/36	1,325,987
2,588,094	Lehman XS Trust, Series 2006-9 A1B (g)	0.45	05/25/46	1,374,682
2,250,000	Lehman XS Trust, Series 2007-12N 1A3A (g)	0.49	07/25/47	721,109
1,026,465	Lehman XS Trust, Series 2007-16N 2A2 (b)(g)	1.14	09/25/47	575,092
1,700,000	MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (g)	2.72	11/21/34	1,562,401
344,782	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (f)(g)	2.57	11/25/35	178,852
3,100,000	Mastr Asset Backed Securities Trust, Series 2006-HE5 A3 (g)	0.45	11/25/36	985,338
885,000	MASTR Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.50	05/25/37	306,426
20,366	MASTR Seasoned Securities Trust, Series 2004-1 4A1 (b)(g)	2.70	10/25/32	17,616
1,300,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.54	04/25/37	485,771
2,186,100	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (b)(g)	0.47	06/25/37	774,464
4,600,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.54	06/25/37	1,653,199
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.54	07/25/37	1,178,134
3,994,859	Merrill Lynch Mortgage Investors, Inc., Series 2006-A1 1A1 (g)	2.76	03/25/36	2,103,351
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (g)	5.17	12/12/49	1,242,411
885,033	Mid-State Trust, Series 2006-1A (f)	5.79	10/15/40	975,199
451,579	Mirant Mid Atlantic Pass Through Trust, Series B	9.13	06/30/17	461,175
662,520	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	685,708
200,000	Morgan Stanley ABS Capital I, Series 2004-NC7 M2 (b)(g)	0.91	07/25/34	158,625
2,975,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (g)	0.58	01/25/36	1,200,883
2,299,907	Morgan Stanley ABS Capital I, Series 2006-HE5 A2C (g)	0.43	08/25/36	1,146,066
4,400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (g)	0.58	02/25/36	1,475,956
1,935,000	Morgan Stanley ABS Capital I, Series 2007-HE1 A2C (g)	0.44	11/25/36	548,397
175,000	Morgan Stanley Capital I, Series 2005-T19 A4A (b)	4.89	06/12/47	191,558
120,000	Morgan Stanley Capital I, Series 2006-HQ9 A4 (b)(g)	5.73	07/12/44	133,244
890,000	Morgan Stanley Capital I, Series 2006-T21 A4 (b)(g)	5.16	10/12/52	982,569
105,000	Morgan Stanley Capital I, Series 2006-T23 A4 (b)(g)	5.81	08/12/41	120,612
1,365,000	Morgan Stanley Capital I, Series 2007-IQ16 A4	5.81	12/12/49	1,509,363
165,000	Morgan Stanley Capital I, Series 2007-T27 A4 (b)(g)	5.64	06/11/42	188,985
40,000	Morgan Stanley Capital I, Series 2011-C3 A2 (b)	3.22	07/15/49	41,410
25,000	Morgan Stanley Capital I, Series 2011-C3 A4 (b)	4.12	07/15/49	26,874
1,882,078	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	889,888
2,585,327	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96	06/25/36	1,179,042
298,022	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (b)	6.00	10/25/37	191,329
1,790,439	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (g)	0.38	12/25/36	580,831
1,727,292	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.41	04/25/37	601,465
2,920,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.57	09/25/36	1,458,520
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (g)	0.44	03/25/37	1,691,416
297,193	NCUA Guaranteed Notes, Series 2010-R2 1A (b)(g)	0.64	11/06/17	297,193
185,320	NCUA Guaranteed Notes, Series 2010-R2 2A (b)(g)	0.74	11/05/20	185,320
165,851	NCUA Guaranteed Notes, Series 2010-R3 1A (b)(g)	0.83	12/08/20	166,473
137,294	NCUA Guaranteed Notes, Series 2010-R3 2A (b)(g)	0.83	12/08/20	137,895
1,297,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (g)	0.63	04/25/37	395,410
1,541,422	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (g)	0.46	12/25/36	579,888
447,039	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	218,048
160,000	Nomura Asset Securities Corp., Series 1998-D6 A3 (b)(g)	7.28	03/15/30	169,299
1,470,873	Nomura Home Equity Loan, Inc., Series 2005-HE1 M3 (g)	0.77	09/25/35	889,847
1,650,639	Novastar Home Equity Loan, Series 2006-2 A2C (g)	0.44	06/25/36	581,751
1,251,673	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	1,104,810
324,385	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (g)	5.64	12/25/35	314,455
983,300	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (g)	0.56	07/25/36	417,590
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (g)	0.47	07/25/37	413,655
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (g)	0.54	07/25/37	235,875
837,582	Origen Manufactured Housing, Series 2004-A M2 (b)(g)	6.64	01/15/35	851,095
2,640,000	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6 A2C (b)(g)	0.45	09/25/37	779,093
1,745,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (g)	0.60	06/25/47	649,880
1,030,000	Prudential Holdings, LLC (f)	8.70	12/18/23	1,296,610
1,026,095	Reliant Energy Mid-Atlantic Power Holdings, LLC, Series B	9.24	07/02/17	1,022,247
579,210	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (b)(g)	4.05	12/25/35	362,238
605,934	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.69	10/25/45	309,773
761,715	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (b)(g)	1.21	01/25/46	350,109
606,419	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	350,971
327,093	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	184,094
474,289	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	292,094
244,868	Residential Accredit Loans, Inc., Series 2007-QS5- A1	5.50	03/25/37	133,232
489,910	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	322,311
938,298	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	560,455
109,958	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (b)(g)	4.03	01/25/33	109,643
475,086	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	493,037
842,378	Residential Asset Mortgage Products, Inc., Series 2005-SL1 A3	7.50	05/25/32	805,944
553,650	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	347,232
1,474,147	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.69	05/25/37	312,028
2,469,789	Saxon Asset Securities Trust, Series 2005-4 A1B (g)	0.67	11/25/37	1,815,686
1,935,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.46	10/25/46	654,198
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.44	01/25/47	458,759
3,784,261	Securitized Asset Backed Receivables, LLC Trust, Series 2006-HE2 A2D (g)	0.53	07/25/36	1,134,858
3,682,000	Securitized Asset Backed Receivables, LLC Trust, Series 2006-NC1 A3 (g)	0.56	03/25/36	1,445,975
2,500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (g)	0.64	05/25/37	816,100
250,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (b)(g)	0.44	12/25/36	78,381
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.43	01/25/37	772,890
360,000	SG Mortgage Securities Trust, Series 2006-OPT2 A3C (b)(g)	0.44	10/25/36	91,981
1,000,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (g)	0.53	01/25/37	323,754
1,350,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (g)	0.53	07/25/36	421,551
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (g)	0.59	01/25/37	385,870
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (g)	0.54	07/25/37	970,091
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (g)	0.56	07/25/37	2,398
1,044,886	Spirit Master Funding, LLC, Series 2005-1 A (b)(d)(f)	5.05	07/20/23	920,806
360,439	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (b)(g)	5.48	02/25/36	299,140
845,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.48	02/25/36	415,575
93,004	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (b)(g)	5.22	04/25/47	56,162
2,202,549	Structured Asset Mortgage Investments, Inc., Series 2006-AR8 A1A (g)	0.49	10/25/36	1,175,694
2,284,562	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (g)	0.48	09/25/47	1,129,398
3,300,000	Structured Asset Mortgage Investments, Inc., Series 2007-AR4 A3 (g)	0.51	09/25/47	1,068,824
4,248,593	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (g)	1.71	08/25/47	2,141,914
1,638,570	Structured Asset Securities Corp., Series 2003-26A 3A5 (b)(g)	2.44	09/25/33	1,372,226
170,051	Structured Asset Securities Corp., Series 2003-34A 5A4 (b)(g)	2.44	11/25/33	158,539
219,898	Structured Asset Securities Corp., Series 2005-4XS 2A1A (b)(g)	2.01	03/25/35	150,809
260,000	TAL Advantage, LLC, Series 2006-1A (f)(g)	0.47	04/20/21	240,392
472,583	TAL Advantage, LLC, Series 2010-2A A (f)	4.30	10/20/25	470,631
227,083	TAL Advantage, LLC, Series 2011-1A A (f)	4.60	01/20/26	225,347
565,000	TAL Advantage, LLC, Series 2011-2A A (f)	4.31	05/20/26	552,290
498,508	Terwin Mortgage Trust, Series 2005-1SL M1 (f)(g)	1.16	02/25/35	453,591
324,583	Textainer Marine Containers, Ltd., Series 2005-1A A (b)(f)(g)	0.53	05/15/20	305,324
878,750	Textainer Marine Containers, Ltd., Series 2011-1A A (b)(f)	4.70	06/15/26	871,652
599,295	Trinity Rail Leasing LP, Series 2006-1A A1 (b)(f)	5.90	05/14/36	654,818
1,017,541	Trip Rail Master Funding, LLC, Series 2011-1A A1A (b)(f)	4.37	07/15/41	1,046,947
754,217	Triton Container Finance, LLC, Series 2006-1A (b)(f)(g)	0.46	11/26/21	690,810
534,375	Triton Container Finance, LLC, Series 2007-1A (b)(f)(g)	0.43	02/26/19	503,980
691,071	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	764,497
3,600,000	US Education Loan Trust, LLC, Series 2006-2A A1 (b)(f)(g)	0.71	03/01/31	3,178,580
330,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (b)(g)	5.13	08/15/35	344,228
1,610,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12 A4 (g)	5.32	07/15/41	1,732,595
175,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (b)(g)	5.12	07/15/42	192,583
145,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)(g)	5.20	10/15/44	159,455
190,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29 A4 (b)	5.31	11/15/48	209,018
15,849	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (b)(g)	2.48	01/25/33	14,168
85,750	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (b)(g)	2.47	12/25/35	82,486
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (b)(g)	2.47	12/25/35	89,761
377,226	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (b)(g)	5.68	10/25/36	274,485
223,229	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (b)(g)	2.39	12/25/36	144,371
430,066	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (b)(g)	2.61	03/25/37	323,638
709,685	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (g)	5.00	04/25/37	470,570
1,609,022	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (b)(g)	0.91	02/25/47	811,820
846,689	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (b)(g)	0.98	05/25/47	463,136
1,867,997	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (g)	1.02	07/25/47	1,047,381
712,978	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.84	05/25/35	418,603
465,717	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.79	06/25/35	304,426
1,592,185	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	943,750
542,996	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	6.09	09/25/36	290,281
2,452,630	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (g)	1.15	04/25/46	1,135,255
3,060,511	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (g)	1.13	09/25/46	1,015,314
3,360,238	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2 2A (g)	0.91	01/25/47	1,097,632
2,750,939	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3 2A (g)	0.96	02/25/47	1,023,891
4,144,369	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA5 A1A (g)	1.05	05/25/47	2,110,832
1,073,195	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (g)	0.61	01/25/47	492,318
95,231	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (b)(g)	0.63	10/25/35	82,630
330,462	Wells Fargo Home Equity Trust, Series 2006-3 A2 (g)	0.44	01/25/37	188,855
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (b)(g)	0.50	01/25/37	912,545
434,196	Wells Fargo Mortgage Backed Securities Trust, Series 2006-8 A14	5.50	07/25/36	431,958
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (b)	3.67	11/15/44	120,286
Total Asset Backed Obligations
(Cost $268,082,765)				247,008,941

Corporate Convertible Bonds - 16.2%
Consumer Discretionary - 2.8%
1,625,000	ArvinMeritor, Inc. (b)(h)	4.63	03/01/26	1,206,563
3,359,000	Brookdale Senior Living, Inc. (b)	2.75	06/15/18	2,930,728
4,387,000	Chemed Corp. (b)	1.88	05/15/14	4,134,747
5,300,000	Equinix, Inc. (b)	3.00	10/15/14	5,955,875
4,000,000	Equinix, Inc. (b)	4.75	06/15/16	5,650,000
2,913,000	Gaylord Entertainment Co. (b)(f)	3.75	10/01/14	3,255,278
1,513,000	Hawaiian Holdings, Inc. (b)	5.00	03/15/16	1,518,674
4,700,000	Hertz Global Holdings, Inc. (b)	5.25	06/01/14	7,337,875
1,100,000	Home Inns & Hotels Management, Inc. (b)	2.00	12/15/15	834,625
4,500,000	Home Inns & Hotels Management, Inc. (b)(f)	2.00	12/15/15	3,414,375
3,360,000	Iconix Brand Group, Inc. (b)	1.88	06/30/12	3,326,400
5,300,000	Jakks Pacific, Inc. (b)(f)	4.50	11/01/14	6,207,625
862,000	JetBlue Airways Corp., Series A-C (b)	6.75	10/15/39	1,096,895
2,019,000	Lennar Corp. (b)(f)	2.75	12/15/20	2,261,280
5,000,000	Lennar Corp. (b)(f)	3.25	11/15/21	5,493,750
835,000	Liberty Media, LLC	3.13	03/30/23	938,331
3,719,000	Liberty Media, LLC (b)	3.25	03/15/31	2,989,146
3,798,000	Live Nation Entertainment, Inc. (b)	2.88	07/15/27	3,375,472
2,001,000	MGM Resorts International (b)	4.25	04/15/15	1,903,451
7,818,000	Navistar International Corp. (b)	3.00	10/15/14	8,462,985
994,000	Penske Automotive Group, Inc.	3.50	04/01/26	962,938
9,515,000	Regis Corp. (b)	5.00	07/15/14	11,929,431
1,250,000	Saks, Inc.	2.00	03/15/24	1,276,563
10,084,000	Sonic Automotive, Inc. (b)	5.00	10/01/29	13,399,115
353,000	The Interpublic Group of Cos., Inc.	4.25	03/15/23	358,736
2,002,000	WESCO International, Inc. (b)	6.00	09/15/29	4,061,557
2,790,000	XM Satellite Radio, Inc. (b)(f)	7.00	12/01/14	3,620,025
				107,902,440
Consumer Staples - 1.4%
5,696,000	Accuray, Inc. (b)(f)	3.75	08/01/16	4,599,520
1,488,000	Alliance One International, Inc. (b)	5.50	07/15/14	1,143,900
2,006,000	Avis Budget Group, Inc. (b)	3.50	10/01/14	2,056,150
6,900,000	Ingersoll-Rand Global Holding Co., Ltd. (b)	4.50	04/15/12	11,850,750
1,400,000	Olam International, Ltd.	6.00	10/15/16	1,473,500
8,000,000	Regeneron Pharmaceuticals, Inc. (b)(f)	1.88	10/01/16	7,590,000
978,000	Sunrise Senior Living, Inc. (b)(f)	5.00	04/01/41	806,850
8,098,000	United Rentals, Inc. (b)	4.00	11/15/15	22,309,990
				51,830,660
Energy - 0.4%
1,600,000	Alliance Oil Co., Ltd.	7.25	07/16/14	1,665,552
839,000	Alpha Natural Resources, Inc. (b)	2.38	04/15/15	784,465
920,000	Chesapeake Energy Corp.	2.50	05/15/37	824,550
1,373,000	Exterran Holdings, Inc. (b)	4.25	06/15/14	1,225,402
897,000	Global Industries, Ltd.	2.75	08/01/27	899,243
813,000	James River Coal Co. (b)	4.50	12/01/15	636,173
2,000,000	JinkoSolar Holding Co., Ltd. (b)(f)	4.00	05/15/16	867,500
2,024,000	Newpark Resources, Inc. (b)	4.00	10/01/17	2,327,600
461,000	Peabody Energy Corp.	4.75	12/15/41	472,525
933,000	Penn Virginia Corp. (d)	4.50	11/15/12	920,171
587,000	SM Energy Co.	3.50	04/01/27	804,190
1,590,000	Western Refining, Inc. (b)	5.75	06/15/14	2,293,575
				13,720,946
Financial - 1.6%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	825,130
2,000,000	Air Lease Corp. (b)(f)	3.88	12/01/18	2,045,000
8,000,000	American Equity Investment Life Holding Co. (b)(f)	3.50	09/15/15	8,170,000
1,129,000	Amtrust Financial Services, Inc. (b)(f)	5.50	12/15/21	1,136,056
2,221,000	Annaly Capital Management, Inc. REIT (b)	4.00	02/15/15	2,523,611
3,500,000	BGC Partners, Inc. (b)(f)	4.50	07/15/16	3,080,000
400,000	Boston Properties LP REIT	2.88	02/15/37	402,000
10,296,000	CBIZ, Inc. (b)(f)	4.88	10/01/15	11,042,460
352,000	CNO Financial Group, Inc. (b)	7.00	12/30/16	466,840
620,000	CNO Financial Group, Inc. (b)	7.00	12/30/16	822,275
863,000	CNO Financial Group, Inc., Series 1 (b)	7.00	12/30/16	1,144,554
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	1,855,163
1,034,000	Forest City Enterprises, Inc. (b)(f)	4.25	08/15/18	907,335
3,080,000	Icahn Enterprises LP (f)(g)	4.00	08/15/13	2,895,200
1,304,000	KKR Financial Holdings, LLC (b)	7.50	01/15/17	1,770,180
1,024,000	Knight Capital Group, Inc. (f)	3.50	03/15/15	920,095
2,663,000	Knight Capital Group, Inc. (b)	3.50	03/15/15	2,390,043
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,012,546
620,000	National Financial Partners Corp. (f)	4.00	06/15/17	767,250
7,208,000	National Financial Partners Corp. (b)	4.00	06/15/17	8,919,900
4,150,000	Old Republic International Corp. (b)	3.75	03/15/18	3,667,562
1,900,000	The NASDAQ OMX Group, Inc.	2.50	08/15/13	1,938,000
				59,701,200
Healthcare - 2.6%
3,800,000	AMERIGROUP Corp. (b)	2.00	05/15/12	5,358,000
6,400,000	Charles River Laboratories International, Inc. (b)	2.25	06/15/13	6,232,000
7,115,000	Cubist Pharmaceuticals, Inc. (b)	2.25	06/15/13	9,623,037
5,800,000	Endo Pharmaceuticals Holdings, Inc. (b)	1.75	04/15/15	7,619,750
2,250,000	Human Genome Sciences, Inc. (b)	3.00	11/15/18	2,019,375
6,955,000	Illumina, Inc. (b)(f)	0.25	03/15/16	5,607,469
6,752,000	Insulet Corp. (b)	3.75	06/15/16	6,870,160
1,349,000	LifePoint Hospitals, Inc. (b)	3.50	05/15/14	1,386,097
858,000	Molina Healthcare, Inc. (b)	3.75	10/01/14	899,828
4,500,000	Mylan, Inc. (b)	3.75	09/15/15	7,880,625
2,705,000	NuVasive, Inc. (b)	2.75	07/01/17	1,984,794
8,000,000	PSS World Medical, Inc. (b)(f)	3.13	08/01/14	10,320,000
5,100,000	SonoSite, Inc. (b)	3.75	07/15/14	7,490,625
3,000,000	Teleflex, Inc. (b)	3.88	08/01/17	3,622,500
1,753,000	Theravance, Inc. (b)	3.00	01/15/15	1,893,240
6,550,000	Viropharma, Inc. (b)	2.00	03/15/17	10,398,125
6,828,000	Volcano Corp. (b)	2.88	09/01/15	7,374,240
1,783,000	West Pharmaceutical Services, Inc. (b)	4.00	03/15/47	1,522,236
				98,102,101
Industrial - 2.4%
5,000,000	AAR Corp. (b)	1.75	02/01/26	5,000,000
5,015,000	AirTran Holdings, Inc. (b)	5.25	11/01/16	6,431,737
8,500,000	Altra Holdings, Inc. (b)(f)	2.75	03/01/31	8,053,750
4,000,000	AM Castle & Co. (b)(d)(f)	7.00	12/15/17	4,384,000
684,000	Cemex SAB de CV (b)	4.88	03/15/15	449,730
1,312,000	Chart Industries, Inc. (b)	2.00	08/01/18	1,392,360
7,625,000	Covanta Holding Corp. (b)	3.25	06/01/14	7,987,187
3,095,000	DryShips, Inc. (b)	5.00	12/01/14	2,143,288
5,500,000	FEI Co. (b)	2.88	06/01/13	8,091,875
4,193,000	Genco Shipping & Trading, Ltd. (b)	5.00	08/15/15	2,678,279
2,754,000	General Cable Corp. (b)(h)	4.50	11/15/29	2,619,743
1,372,000	Greenbrier Cos., Inc. (b)(f)	3.50	04/01/18	1,335,985
9,195,000	Griffon Corp. (b)(f)	4.00	01/15/17	8,735,250
7,359,000	Kaman Corp. (b)(f)	3.25	11/15/17	7,726,950
6,150,000	L-3 Communications Holdings, Inc. (b)	3.00	08/01/35	5,919,375
1,988,000	PHH Corp. (b)	4.00	09/01/14	1,610,280
6,200,000	RTI International Metals, Inc. (b)	3.00	12/01/15	6,238,750
1,616,000	Terex Corp. (b)	4.00	06/01/15	1,805,880
6,550,000	TTM Technologies, Inc. (b)	3.25	05/15/15	6,861,125
				89,465,544
Information Technology - 3.3%
2,951,000	CACI International, Inc. (b)	2.13	05/01/14	3,478,491
625,000	CACI International, Inc. (b)(f)	2.13	05/01/14	736,719
4,000,000	Cadence Design Systems, Inc. (b)	2.63	06/01/15	6,065,000
7,250,000	Ciena Corp. (b)(f)	4.00	03/15/15	7,159,375
2,263,000	Ciena Corp. (b)(f)	3.75	10/15/18	2,138,535
8,903,000	Digital River, Inc. (b)(f)	2.00	11/01/30	7,333,846
8,770,000	Mentor Graphics Corp. (b)(f)	4.00	04/01/31	8,912,512
2,521,000	Microchip Technology, Inc. (b)	2.13	12/15/37	3,415,955
2,750,000	Micron Technology, Inc. (b)(f)	1.50	08/01/31	2,481,875
7,200,000	NetApp, Inc. (b)	1.75	06/01/13	9,126,000
1,997,000	Novellus Systems, Inc. (b)(f)	2.63	05/15/41	2,401,393
2,750,000	Nuance Communications, Inc. (b)	2.75	08/15/27	3,980,625
1,579,000	Nuance Communications, Inc. (b)(f)	2.75	11/01/31	1,703,346
9,450,000	ON Semiconductor Corp. (b)	1.88	12/15/25	11,540,812
2,067,000	ON Semiconductor Corp. (b)	2.63	12/15/26	2,291,786
9,708,000	Photronics, Inc. (b)(f)	3.25	04/01/16	9,392,490
5,328,000	Radisys Corp. (b)	2.75	02/15/13	5,108,220
6,525,000	Rambus, Inc. (b)	5.00	06/15/14	6,418,969
6,000,000	Rudolph Technologies, Inc. (b)(f)	3.75	07/15/16	5,932,500
4,100,000	SanDisk Corp. (b)	1.00	05/15/13	4,012,875
7,595,000	SYNNEX Corp. (f)	4.00	05/15/18	8,933,619
455,000	SYNNEX Corp. (b)	4.00	05/15/18	535,194
5,350,000	Take-Two Interactive Software, Inc. (b)	4.38	06/01/14	7,717,375
2,000,000	Take-Two Interactive Software, Inc. (b)(f)	1.75	12/01/16	1,952,500
2,832,000	VeriSign, Inc. (b)	3.25	08/15/37	3,398,400
				126,168,412
Materials - 0.5%
700,000	Anglo American PLC (f)	4.00	05/07/14	992,600
3,050,000	Goldcorp, Inc. (b)	2.00	08/01/14	3,747,688
6,963,000	Horsehead Holding Corp. (b)(f)	3.80	07/01/17	6,701,887
3,000,000	Jaguar Mining, Inc. (b)(f)	4.50	11/01/14	2,587,500
1,227,000	Kaiser Aluminum Corp. (b)(f)	4.50	04/01/15	1,425,651
2,529,000	Sterlite Industries India, Ltd. (b)	4.00	10/30/14	2,010,555
484,000	United States Steel Corp. (b)	4.00	05/15/14	537,845
1,500,000	Uranium One, Inc. (h)	5.00	03/13/15	1,487,264
				19,490,990
Telecommunication Services - 1.2%
9,600,000	Alaska Communications Systems Group, Inc. (b)(f)	6.25	05/01/18	6,156,000
1,521,000	Central European Media Enterprises, Ltd. (b)	5.00	11/15/15	962,032
4,000,000	Clearwire Communications, LLC/Clearwire Finance, Inc. (b)(f)	8.25	12/01/40	2,580,000
7,900,000	Comtech Telecommunications Corp. (b)	3.00	05/01/29	8,364,125
5,475,000	InterDigital, Inc. (b)(f)	2.50	03/15/16	5,748,750
2,783,000	Ixia (b)	3.00	12/15/15	2,737,776
245,000	Level 3 Communications, Inc., Series B (b)	7.00	03/15/15	266,744
450,000	SBA Communications Corp.	1.88	05/01/13	510,188
1,720,000	SBA Communications Corp. (b)	4.00	10/01/14	2,623,000
8,975,000	Virgin Media, Inc. (b)	6.50	11/15/16	12,464,031
3,500,000	WebMD Health Corp. (b)(f)	2.25	03/31/16	3,377,500
1,468,000	WebMD Health Corp. (b)(f)	2.50	01/31/18	1,374,415
				47,164,561
Total Corporate Convertible Bonds
(Cost $581,345,305)				613,546,854

Corporate Non-Convertible Bonds - 2.3%
Consumer Discretionary - 0.1%
1,416,000	Jarden Corp.	7.50	05/01/17	1,508,040
430,000	Time Warner Cable, Inc.	8.25	04/01/19	540,853
				2,048,893
Consumer Staples - 0.0%
750,000	Tenet Healthcare Corp.	8.88	07/01/19	845,625

Energy - 0.1%
1,420,000	Arch Coal, Inc. (b)(f)	7.00	06/15/19	1,455,500
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	542,750
155,000	El Paso Pipeline Partners Operating Co., LLC (b)	5.00	10/01/21	160,303
210,000	The Williams Cos., Inc.	7.88	09/01/21	258,910
				2,417,463
Financial - 1.4%
1,850,000	Abbey National Treasury Services PLC (f)	3.88	11/10/14	1,737,383
37,334	ADFITECH, Inc. (d)	8.00	03/15/20	19,414
858,000	Ally Financial, Inc. (g)	2.73	12/01/14	746,060
945,000	Bank of America Corp. (b)	5.63	10/14/16	907,546
1,150,000	Bank of America Corp., MTN (b)	7.38	05/15/14	1,193,031
20,000	Bank of America Corp., MTN, Series L (b)	5.65	05/01/18	19,080
1,500,000	Bank of America NA BKNT	6.10	06/15/17	1,412,956
100,000	Berkshire Hathaway, Inc. (b)	3.75	08/15/21	104,114
625,000	Cantor Fitzgerald LP (f)	6.38	06/26/15	595,794
420,000	Capital One Capital V (b)	10.25	08/15/39	438,375
60,000	Centro NP, LLC REIT	5.13	09/15/12	58,650
1,175,000	Chase Capital II, Series B (g)	0.93	02/01/27	807,811
1,540,000	Chase Capital III, Series C (b)(g)	1.08	03/01/27	1,065,132
500,000	Chase Capital VI (g)	1.05	08/01/28	343,674
90,000	CIT Group, Inc. (b)(f)	7.00	05/04/15	90,225
2,475,000	CIT Group, Inc. (b)(f)	6.63	04/01/18	2,574,000
135,000	Citigroup, Inc.	6.50	08/19/13	140,584
400,000	Citigroup, Inc. (g)	0.72	11/05/14	364,973
150,000	Citigroup, Inc.	5.85	08/02/16	157,762
90,000	Citigroup, Inc. (b)	6.13	05/15/18	95,918
2,200,000	Citigroup, Inc. (g)	2.16	05/15/18	1,894,959
3,250,000	Citigroup, Inc. (g)	1.06	08/25/36	2,168,748
94,000	Citigroup, Inc.	6.88	03/05/38	103,598
340,000	Countrywide Financial Corp., MTN	5.80	06/07/12	340,751
1,000,000	Credit Suisse Guernsey, Series 1 (b)(g)	1.15	05/29/49	665,150
100,000	Credit Suisse New York	5.50	05/01/14	103,999
500,000	Credit Suisse New York	6.00	02/15/18	493,738
965,000	Discover Bank BKNT	8.70	11/18/19	1,101,880
925,000	Duke Realty LP REIT	7.38	02/15/15	1,016,546
500,000	ERP Operating LP REIT (b)	5.20	04/01/13	518,720
800,000	Farmers Exchange Capital (b)(f)	7.05	07/15/28	848,806
207,000	General Electric Capital Corp.	5.63	05/01/18	232,152
100,000	General Electric Capital Corp., MTN (g)	0.65	05/11/16	91,524
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	167,829
130,000	General Electric Capital Corp., MTN (g)	0.71	08/07/18	114,375
2,590,000	General Electric Capital Corp., MTN (g)	0.82	05/05/26	1,923,567
1,880,000	General Electric Capital Corp., MTN (g)	0.94	08/15/36	1,411,060
400,000	General Electric Capital Corp., MTN, Series A (g)	0.81	09/15/14	383,984
150,000	HBOS PLC, MTN, Series G (f)	6.75	05/21/18	120,415
100,000	HCP, Inc.	5.38	02/01/21	105,027
232,000	HCP, Inc. REIT	5.63	05/01/17	246,329
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,098,298
1,250,000	Health Care REIT, Inc.	4.70	09/15/17	1,242,951
125,000	Health Care REIT, Inc.	4.95	01/15/21	119,744
60,000	Health Care REIT, Inc. (b)	5.25	01/15/22	58,895
50,000	Health Care REIT, Inc. (b)	6.50	03/15/41	50,262
750,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	806,319
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	546,889
1,475,000	International Lease Finance Corp. (f)	6.75	09/01/16	1,519,250
725,000	JP Morgan Chase Capital XIII, Series M (g)	1.53	09/30/34	498,933
450,000	JP Morgan Chase Capital XXIII (g)	1.46	05/15/47	310,235
2,090,000	JPMorgan Chase Capital XXI, Series U (g)	1.38	02/02/37	1,494,778
1,600,000	Lloyds TSB Bank PLC	4.88	01/21/16	1,560,746
175,000	Lloyds TSB Bank PLC	6.38	01/21/21	175,672
80,000	Merrill Lynch & Co., Inc., MTN (d)(g)	8.68	05/02/17	78,400
80,000	Merrill Lynch & Co., Inc., MTN (d)(g)	8.95	05/18/17	79,000
80,000	Merrill Lynch & Co., Inc., MTN (d)(g)	9.57	06/06/17	80,800
1,645,000	Morgan Stanley	6.00	05/13/14	1,661,886
90,000	Morgan Stanley	4.20	11/20/14	86,858
250,000	Morgan Stanley, MTN (b)(g)	0.85	10/18/16	200,837
1,250,000	Nationwide Health Properties, Inc.	6.00	05/20/15	1,343,339
2,575,000	Nationwide Mutual Insurance Co. (f)(g)	5.81	12/15/24	2,336,395
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	1,928,290
770,000	Raymond James Financial, Inc.	8.60	08/15/19	896,067
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	51,069
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	272,063
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	88,037
200,000	The Goldman Sachs Group, Inc. (g)	0.62	02/06/12	199,725
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	261,670
405,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	418,535
555,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	613,801
1,500,000	The Goldman Sachs Group, Inc.	6.00	06/15/20	1,539,076
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.82	07/22/15	87,600
1,430,000	The Royal Bank of Scotland PLC (b)	3.95	09/21/15	1,342,052
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	42,930
1,100,000	Wachovia Corp. (g)	0.77	10/28/15	1,001,362
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (f)	7.50	06/02/14	1,266,863
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (b)(f)	6.75	09/02/19	16,756
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	173,981
1,000,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance, LLC (f)	5.13	11/15/14	1,048,410
800,000	ZFS Finance USA Trust IV (f)(g)	5.88	05/09/32	760,000
				54,284,413
Healthcare - 0.1%
700,000	Boston Scientific Corp.	5.45	06/15/14	748,458
1,270,000	CHS/Community Health Systems, Inc.	8.88	07/15/15	1,314,450
300,000	HCA, Inc.	7.88	02/15/20	325,500
1,300,000	HCA, Inc. (b)	7.25	09/15/20	1,378,000
				3,766,408
Industrial - 0.0%
1,162,000	Neo Material Technologies, Inc. (f)	5.00	12/31/17	1,057,188

Telecommunication Services - 0.2%
630,000	CCH II, LLC / CCH II Capital Corp.	13.50	11/30/16	730,800
2,530,000	CSC Holdings, LLC (b)	8.50	04/15/14	2,811,462
835,000	Frontier Communications Corp.	8.25	05/01/14	874,663
1,100,000	Intelsat Jackson Holdings SA	9.50	06/15/16	1,152,250
1,650,000	Nextel Communications, Inc., Series C (b)	5.95	03/15/14	1,600,500
160,000	Nextel Communications, Inc., Series E	6.88	10/31/13	160,000
1,700,000	Qwest Communications International, Inc., Series B	7.50	02/15/14	1,710,667
				9,040,342
Utilities - 0.4%
1,500,000	Calpine Construction Finance Co. LP and CCFC Finance Corp. (f)	8.00	06/01/16	1,627,500
1,300,000	Dolphin Subsidiary II, Inc. (f)	7.25	10/15/21	1,407,250
1,570,000	Edison Mission Energy	7.00	05/15/17	1,028,350
1,050,000	GenOn Americas Generation, LLC	9.13	05/01/31	955,500
610,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	640,646
735,000	NRG Energy, Inc. (f)	7.63	05/15/19	723,975
35,000	NRG Energy, Inc. (b)	8.50	06/15/19	35,700
1,065,000	NRG Energy, Inc. (f)	7.88	05/15/21	1,043,700
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	176,577
1,040,000	PNM Resources, Inc.	9.25	05/15/15	1,154,400
80,000	Public Service Co. of New Mexico	7.95	05/15/18	93,634
750,000	Puget Energy, Inc.	6.50	12/15/20	802,139
1,485,000	Sabine Pass LNG LP (b)	7.25	11/30/13	1,507,275
600,000	Sabine Pass LNG LP (f)	7.50	11/30/16	582,000
550,000	Sabine Pass LNG LP	7.50	11/30/16	555,500
2,830,000	Southern Union Co. (b)(g)	3.45	11/01/66	2,653,125
400,000	Texas-New Mexico Power Co. (f)	9.50	04/01/19	525,347
				15,512,618
Total Corporate Non-Convertible Bonds
(Cost $83,754,814)				88,972,950

Exchange Traded Notes - 0.0%
12,023	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b)			729,315
Total Exchange Traded Notes
(Cost $657,559)				729,315

Foreign Government Bonds - 0.0%
10,100,000	Argentina Government International Bond, Series GDP (g)	4.38	12/15/35	1,313,000
Total Foreign Government Bonds
(Cost $531,132)				1,313,000

Interest Only Bonds - 0.0%
31,112,289	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55	04/15/40	462,715
Total Interest Only Bonds
(Cost $93,248)				462,715

Municipal Bonds - 0.1%
California - 0.0%
60,000	State of California (b)	7.55	04/01/39	73,423
105,000	State of California (b)	7.30	10/01/39	124,260
				197,683
Illinois - 0.0%
1,285,000	State of Illinois	4.07	01/01/14	1,321,905
150,000	State of Illinois (b)	5.67	03/01/18	159,792
95,000	State of Illinois (b)	5.10	06/01/33	86,321
				1,568,018
North Carolina - 0.1%
3,400,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (b)(g)	1.32	10/25/41	3,123,852
Total Municipal Bonds
(Cost $4,889,315)				4,889,553

Syndicated Loans - 0.1%
997,494	Chrysler Group, LLC (g)	6.00	05/24/17	946,622
500,000	HCA, Inc.	3.55	11/18/12	497,357
1,384,268	HCA, Inc.	3.55	11/18/12	1,376,952
Total Syndicated Loans
(Cost $2,773,990)				2,820,931

U.S. Government & Agency Obligations - 1.1%
Agency - 0.1%
1,630,000	FHLMC	0.60	10/25/13	1,630,249
2,455,000	FNMA	0.60	09/12/13	2,455,607
				4,085,856
Interest Only Bonds - 0.3%
11,704,710	FHLMC, Series 3262, Class KS (g)	6.13	01/15/37	1,612,698
16,694,187	FHLMC, Series 3271, Class SB (g)	5.77	02/15/37	2,215,896
6,036,830	FNMA, Series 2005-92, Class US (g)	5.81	10/25/25	840,137
10,183,895	FNMA, Series 2006-125, Class SM (b)(g)	6.91	01/25/37	1,455,624
609,239	FNMA, Series 2006-27, Class SH (b)(g)	6.41	04/25/36	91,060
3,441,264	FNMA, Series 2007-68, Class SC (g)	6.41	07/25/37	537,432
13,316,708	FNMA, Series 2009-115, Class SB (g)	5.96	01/25/40	1,755,811
5,469,657	FNMA, Series 2010-112, Class PI	6.00	10/25/40	847,555
6,372,234	FNMA, Series 2010-35, Class IA	5.00	07/25/38	574,942
4,793,139	GNMA, Series 2007-78, Class SG (g)	6.26	12/20/37	718,334
5,891,227	GNMA, Series 2008-51, Class GS (g)	5.95	06/16/38	994,993
620,769	GNMA, Series 2009-106, Class KS (b)(g)	6.12	11/20/39	84,213
404,659	GNMA, Series 2010-4, Class NS (g)	6.11	01/16/40	60,923
4,829,803	GNMA, Series 2010-4, Class SL (g)	6.12	01/16/40	728,554
				12,518,172
Mortgage Securities - 0.4%
668,082	FHLMC Gold Pool #A95820 (b)	4.00	12/01/40	709,540
356,593	FHLMC Gold Pool #A95822 (b)	4.00	12/01/40	376,493
235,876	FHLMC Gold Pool #A96411 (b)	4.00	01/01/41	249,924
143,701	FHLMC Gold Pool #G01864 (b)	5.00	01/01/34	154,731
136,242	FHLMC Gold Pool #G03640 (b)	5.50	12/01/37	150,254
179,155	FHLMC Gold Pool #G05866 (b)	4.50	02/01/40	193,923
551,270	FHLMC Gold Pool #G06242 (b)	4.50	09/01/40	596,714
334,876	FHLMC Gold Pool #G06354 (b)	4.00	04/01/41	354,820
199,540	FHLMC Gold Pool #G06361 (b)	4.00	03/01/41	211,923
119,303	FHLMC Gold Pool #G13475 (b)	6.00	01/01/24	129,998
44,037	FHLMC Gold Pool #H03161 (b)	6.50	08/01/37	48,793
553,012	FHLMC Gold Pool #J13884 (b)	3.50	12/01/25	580,891
119,375	FHLMC Gold Pool #Q04090 (b)	4.00	10/01/41	126,484
477,245	FHLMC Gold Pool #Q04091 (b)	4.00	10/01/41	503,879
120,621	FHLMC Pool #1B3413 (g)	5.93	05/01/37	130,677
11,584	FHLMC Pool #1L0113 (g)	3.16	05/01/35	12,238
21,896	FHLMC, Series 2433, Class SA (b)(g)	20.21	02/15/32	30,418
205,000	FHLMC, Series 2929, Class PE (b)	5.00	05/15/33	217,688
942,747	FHLMC, Series 3442, Class MT (g)	0.28	07/15/34	926,373
945,000	FNCI30 - FNMA TBA	3.00	01/15/27	976,155
200,000	FNCI30 - FNMA TBA	3.00	01/15/27	206,594
540,000	FNCI30 - FNMA TBA	3.00	01/15/27	557,803
168,498	FNMA Pool #254868 (b)	5.00	09/01/33	182,247
111,010	FNMA Pool #545639 (b)	6.50	04/01/32	126,818
17,573	FNMA Pool #555177 (g)	2.30	01/01/33	18,381
3,005	FNMA Pool #673743 (b)(g)	2.76	11/01/32	3,037
158,025	FNMA Pool #725027 (b)	5.00	11/01/33	170,919
240,786	FNMA Pool #734922	4.50	09/01/33	259,066
130,057	FNMA Pool #735646	4.50	07/01/20	139,218
63,300	FNMA Pool #735861 (b)	6.50	09/01/33	72,371
62,879	FNMA Pool #735881 (b)	6.00	11/01/34	70,103
77,585	FNMA Pool #764388 (b)(g)	5.02	03/01/34	83,132
132,444	FNMA Pool #776708 (b)	5.00	05/01/34	145,776
17,674	FNMA Pool #841741 (b)(g)	5.15	09/01/35	18,782
295,195	FNMA Pool #888219	5.50	03/01/37	322,096
155,807	FNMA Pool #888430	5.00	11/01/33	168,520
385,230	FNMA Pool #889117 (b)	5.00	10/01/35	416,664
64,084	FNMA Pool #895606 (b)(g)	5.71	06/01/36	69,442
232,726	FNMA Pool #897164 (b)	6.50	08/01/36	262,589
323,349	FNMA Pool #962723 (b)	5.50	04/01/38	357,867
386,842	FNMA Pool #963997	5.50	06/01/38	428,138
166,445	FNMA Pool #974148	5.50	02/01/38	181,405
219,571	FNMA Pool #AB1613 (b)	4.00	10/01/40	233,025
203,860	FNMA Pool #AB3864 (b)	3.50	11/01/41	210,288
248,481	FNMA Pool #AD0249 (b)	5.50	04/01/37	271,668
166,676	FNMA Pool #AD0791 (b)	4.76	02/01/20	188,075
167,443	FNMA Pool #AE0600 (b)	3.98	11/01/20	182,928
167,754	FNMA Pool #AE0605 (b)	4.67	07/01/20	188,923
507,502	FNMA Pool #AH3428 (b)	3.50	01/01/26	537,374
312,760	FNMA Pool #AL0149 (b)	4.00	02/01/41	330,948
73,776	FNMA, Series 2001-52, Class YZ (b)	6.50	10/25/31	85,979
34,900	FNMA, Series 2001-81, Class QG (b)	6.50	01/25/32	39,669
225,000	FNMA, Series 2006-4, Class WE (b)	4.50	02/25/36	245,036
1,108,550	FNMA, Series 2007-77, Class SK (b)(g)	5.58	08/25/37	135,680
9,371	GNMA II Pool #080610 (b)(g)	2.38	06/20/32	9,701
22,562	GNMA II Pool #081136 (b)(g)	2.25	11/20/34	23,291
30,981	GNMA II Pool #081432 (b)(g)	1.63	08/20/35	31,879
28,567	GNMA II Pool #081435 (b)(g)	1.63	08/20/35	29,395
				13,686,743
Principal Only Bonds - 0.1%
1,854,087	FHLMC, Series 3885, Class PO	0.00	11/15/33	1,694,296

U.S. Treasury Securities - 0.2%
135,000	U.S. Treasury Bill (j)	0.00	02/23/12	134,999
20,000	U.S. Treasury Bond (b)	4.38	05/15/41	26,062
5,745,000	U.S. Treasury Inflation Indexed Bonds	3.00	07/15/12	7,394,571
285,000	U.S. Treasury Inflation Indexed Bonds (b)	2.13	02/15/41	398,748
75,000	U.S. Treasury Note (b)	2.13	08/15/21	76,934
				8,031,314
Total U.S. Government & Agency Obligations
(Cost $35,691,793)				40,016,381
Total Fixed Income Securities
(Cost $977,819,921)				999,760,640

	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (k)			10,500
Total Rights
(Cost $43,783)				10,500

	Security
Shares	Description			Value
Investment Companies - 8.9%
23,000	American Select Portfolio			230,000
50,529	BlackRock Credit Allocation Income Trust I, Inc.			469,414
61,990	BlackRock Floating Rate Income Fund			835,005
69,698	Eaton Vance Limited Duration Income Fund			1,061,501
125,350	Invesco Van Kampen Senior Income Trust			536,498
21,000	iShares Barclays TIPS Bond Fund			2,450,490
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,207,305
61,198	PCM Fund, Inc.			659,102
30,000	PIMCO Income Opportunity Fund			755,400
98,012	PIMCO Income Strategy Fund II			896,810
35,000	ProShares UltraShort 20+ Year Treasury (a)(b)			631,750
31,100	SPDR Barclays Capital High Yield Bond ETF			1,195,795
70,000	SPDR Gold Trust (a)			10,639,300
2,443,062	SPDR S&P 500 ETF Trust (b)(c)(e)			306,604,281
525,000	Sprott Physical Gold Trust (a)			7,245,000
18,500	Utilities Select Sector SPDR Fund			665,630
7,400	WisdomTree Japan SmallCap Dividend Fund			308,210
Total Investment Companies
(Cost $320,302,836)				336,391,491

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 2.1%
Call Options Purchased - 1.1%
1,600	Abbott Laboratories	$40.00	01/12	2,596,000
630	Abbott Laboratories	50.00	01/13	479,430
135	Accenture PLC	30.00	01/12	317,250
238	Accenture PLC	45.00	01/13	271,320
300	Apple, Inc.	400.00	01/12	420,000
385	Bed Bath & Beyond, Inc.	25.00	01/12	1,274,350
225	Berkshire Hathaway, Inc., Class B	70.00	01/13	279,000
2,085	BP PLC, ADR	55.00	01/12	4,170
835	BP PLC, ADR	50.00	01/12	835
750	CarMax, Inc.	37.50	01/12	750
275	Costco Wholesale Corp.	40.00	01/12	1,200,375
300	CVS Caremark Corp.	25.00	01/12	486,000
160	CVS Caremark Corp.	20.00	01/12	344,800
470	Johnson & Johnson	50.00	01/12	735,550
970	Johnson & Johnson	45.00	01/12	2,007,900
2,340	Johnson & Johnson	65.00	01/13	1,029,600
1,550	Lowe's Cos., Inc.	15.00	01/12	1,701,125
1,700	Lowe's Cos., Inc.	15.00	01/13	1,789,250
1,500	Merck & Co., Inc.	40.00	01/12	6,000
830	State Street Corp.	50.00	01/12	830
700	Target Corp.	50.00	01/13	378,000
465	Target Corp.	40.00	01/13	575,437
6,000	The Bank of New York Mellon Corp.	30.00	01/12	6,000
540	The Bank of New York Mellon Corp.	20.00	01/12	32,400
450	The Boeing Co.	60.00	01/12	609,750
248	The Boeing Co.	40.00	01/12	830,180
750	The Coca-Cola Co.	45.00	01/12	1,923,750
105	The Coca-Cola Co.	40.00	01/12	321,563
720	The Coca-Cola Co.	35.00	01/12	2,536,200
850	The Procter & Gamble Co.	50.00	01/12	1,421,625
576	The Procter & Gamble Co.	40.00	01/12	1,542,240
327	The Walt Disney Co.	25.00	01/12	413,655
840	The Walt Disney Co.	35.00	01/13	512,400
277	United Parcel Service, Inc., Class B	40.00	01/12	908,560
1,480	Walgreen Co.	30.00	01/12	495,800
535	Walgreen Co.	25.00	01/12	436,025
900	Walgreen Co.	17.50	01/12	1,424,250
940	Walgreen Co.	38.00	01/13	167,320
365	Walgreen Co.	30.00	01/13	197,100
730	Wal-Mart Stores, Inc.	45.00	01/12	1,076,750
1,508	Wal-Mart Stores, Inc.	40.00	01/12	2,989,610
975	Wal-Mart Stores, Inc.	35.00	01/12	2,418,000
630	Wal-Mart Stores, Inc.	52.50	01/13	543,375
1,850	Wal-Mart Stores, Inc.	50.00	01/13	1,998,000
443	Wal-Mart Stores, Inc.	42.50	01/13	774,142
320	Wells Fargo & Co.	30.00	01/12	4,480
4,460	Wells Fargo & Co.	22.50	01/13	3,144,300
Total Call Options Purchased
(Premiums Paid $36,564,900)				42,625,447

Put Options Purchased - 1.0%
6,270	SPDR S&P 500 ETF Trust	128.00	01/12	2,282,280
1,450	SPDR S&P 500 ETF Trust	115.00	03/12	346,550
7,320	SPDR S&P 500 ETF Trust	112.00	03/12	1,361,520
3,660	SPDR S&P 500 ETF Trust	108.00	06/12	1,277,340
23,060	SPDR S&P 500 ETF Trust	115.00	12/12	33,759,840
Total Put Options Purchased
(Premiums Paid $51,860,501)				39,027,530
Total Purchased Options
(Premiums Paid $88,425,401)				81,652,977
Total Long Positions - 79.5%
(Cost $2,830,500,246)*				$3,019,063,963
Total Short Positions - (38.1)%
(Cost $(1,523,840,212))*				(1,448,265,217)
Total Written Options - (1.3)%
(Premiums Received $(56,486,389))*				(48,550,957)
Other Assets & Liabilities, Net – 59.9%				2,275,768,026
Net Assets – 100.0%				$3,798,015,815

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2011 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (38.1)%
Common Stock - (33.4)%
Consumer Discretionary - (7.0)%
(148,400)	ABM Industries, Inc.			$(3,060,008)
(17,200)	Amazon.com, Inc.			(2,977,320)
(37,700)	Bally Technologies, Inc.			(1,491,412)
(321,735)	Brookdale Senior Living, Inc.			(5,594,972)
(228,100)	Brown Shoe Co., Inc.			(2,030,090)
(63,200)	Cabela's, Inc.			(1,606,544)
(430,183)	Callaway Golf Co.			(2,378,912)
(95,500)	Caribou Coffee Co., Inc.			(1,332,225)
(196,800)	CarMax, Inc.			(5,998,464)
(57,500)	Carnival Corp.			(1,876,800)
(15,600)	Chemed Corp.			(798,876)
(101,200)	Coach, Inc.			(6,177,248)
(71,800)	Darden Restaurants, Inc.			(3,272,644)
(170,000)	Dick's Sporting Goods, Inc.			(6,269,600)
(28,750)	DIRECTV, Class A			(1,229,350)
(126,800)	Dollar General Corp.			(5,216,552)
(187,050)	DreamWorks Animation SKG, Inc., Class A			(3,104,095)
(160,100)	EchoStar Corp., Class A			(3,352,494)
(247,100)	Emeritus Corp.			(4,326,721)
(65,300)	Equinix, Inc.			(6,621,420)
(184,500)	Fastenal Co.			(8,046,045)
(73,100)	Fossil, Inc.			(5,801,216)
(123,376)	Gaylord Entertainment Co.			(2,978,297)
(117,800)	Genuine Parts Co.			(7,209,360)
(43,100)	G-III Apparel Group, Ltd.			(1,073,621)
(66,600)	Gildan Activewear, Inc.			(1,251,414)
(76,200)	H&R Block, Inc.			(1,244,346)
(126,500)	Hanesbrands, Inc.			(2,765,290)
(135,594)	Hawaiian Holdings, Inc.			(786,445)
(466,400)	Hertz Global Holdings, Inc.			(5,466,208)
(69,700)	Home Inns & Hotels Management, Inc., ADR			(1,798,260)
(158,300)	Iconix Brand Group, Inc.			(2,578,707)
(213,700)	Interface, Inc.			(2,466,098)
(89,700)	International Speedway Corp., Class A			(2,273,895)
(222,177)	Jakks Pacific, Inc.			(3,134,917)
(132,292)	JetBlue Airways Corp.			(687,918)
(253,200)	Johnson Controls, Inc.			(7,915,032)
(237,900)	K12, Inc.			(4,267,926)
(47,600)	Lamar Advertising Co., Class A			(1,309,000)
(47,600)	Landauer, Inc.			(2,451,400)
(187,800)	Lennar Corp., Class A			(3,690,270)
(31,050)	Life Time Fitness, Inc.			(1,451,587)
(14,507)	Live Nation Entertainment, Inc.			(120,553)
(71,500)	Ltd. Brands, Inc.			(2,885,025)
(142,300)	MDC Holdings, Inc.			(2,508,749)
(86,700)	Meritage Homes Corp.			(2,010,573)
(42,609)	Meritor, Inc.			(226,680)
(59,596)	MGM Resorts International			(621,586)
(218,600)	Mobile Mini, Inc.			(3,814,570)
(20,950)	Mohawk Industries, Inc.			(1,253,857)
(71,000)	Monro Muffler Brake, Inc.			(2,754,090)
(84,914)	Navistar International Corp.			(3,215,269)
(28,175)	Netflix, Inc.			(1,952,246)
(1,705)	Newell Rubbermaid, Inc.			(27,536)
(110,000)	Nordstrom, Inc.			(5,468,100)
(124,200)	Nu Skin Enterprises, Inc., Class A			(6,032,394)
(100,400)	Orient-Express Hotels, Ltd., Class A			(749,988)
(193,200)	Perry Ellis International, Inc.			(2,747,304)
(12,200)	priceline.com, Inc.			(5,706,062)
(92,500)	Pricesmart, Inc.			(6,437,075)
(135,700)	Rackspace Hosting, Inc.			(5,836,457)
(407,220)	Regis Corp.			(6,739,491)
(58,100)	Robert Half International, Inc.			(1,653,526)
(64,000)	Royal Caribbean Cruises, Ltd.			(1,585,280)
(357,700)	Ruby Tuesday, Inc.			(2,468,130)
(207,500)	Ryland Group, Inc.			(3,270,200)
(125,200)	Skechers U.S.A., Inc., Class A			(1,517,424)
(100,900)	SkyWest, Inc.			(1,270,331)
(540,783)	Sonic Automotive, Inc., Class A			(8,008,996)
(198,300)	Southwest Airlines Co.			(1,697,448)
(564,400)	Standard Pacific Corp.			(1,794,792)
(289,200)	Stein Mart, Inc.			(1,969,452)
(117,800)	Superior Industries International, Inc.			(1,948,412)
(133,500)	The Geo Group, Inc.			(2,236,125)
(113,805)	The Goodyear Tire & Rubber Co.			(1,612,617)
(67,452)	The Interpublic Group of Cos., Inc.			(656,308)
(90,300)	Tim Hortons, Inc.			(4,372,326)
(2,448)	Time Warner Cable, Inc.			(155,619)
(130,600)	TiVo, Inc.			(1,171,482)
(77,900)	Under Armour, Inc., Class A			(5,592,441)
(37,893)	United Continental Holdings, Inc.			(715,041)
(42,900)	Vail Resorts, Inc.			(1,817,244)
(12,000)	VF Corp.			(1,523,880)
(19,577)	Viacom, Inc., Class B			(888,992)
(3,142,000)	Wal-Mart de Mexico SAB de CV			(8,623,518)
(64,097)	WESCO International, Inc.			(3,397,782)
(64,300)	Westport Innovations, Inc.			(2,137,332)
(29,650)	Yum! Brands, Inc.			(1,749,646)
				(264,304,948)
Consumer Staples - (2.2)%
(273,833)	Accuray, Inc.			(1,158,314)
(13,750)	Allergan, Inc.			(1,206,425)
(192,827)	Alliance One International, Inc.			(524,489)
(44,800)	Archer-Daniels-Midland Co.			(1,281,280)
(68,006)	Avis Budge Group, Inc.			(729,024)
(65,600)	Avon Products, Inc.			(1,146,032)
(20,277)	Bunge, Ltd.			(1,159,844)
(39,600)	Campbell Soup Co.			(1,316,304)
(43,450)	Coca-Cola Enterprises, Inc.			(1,120,141)
(43,300)	DENTSPLY International, Inc.			(1,515,067)
(153,396)	Dole Food Co., Inc.			(1,326,875)
(64,300)	Flowers Foods, Inc.			(1,220,414)
(38,200)	HeartWare International, Inc.			(2,635,800)
(231,300)	Imperial Sugar Co.			(825,741)
(59,400)	IPC The Hospitalist Co., Inc.			(2,715,768)
(52,600)	KAR Auction Services, Inc.			(710,100)
(24,300)	Kellogg Co.			(1,228,851)
(193,000)	Macquarie Infrastructure Co., LLC			(5,394,350)
(59,150)	Masimo Corp.			(1,105,218)
(42,800)	Matthews International Corp., Class A			(1,345,204)
(28,800)	McCormick & Co., Inc., Non-Voting Shares			(1,452,096)
(16,550)	Mead Johnson Nutrition Co.			(1,137,482)
(78,600)	Merit Medical Systems, Inc.			(1,051,668)
(431,072)	Olam International, Ltd.			(707,901)
(313,900)	Pilgrim's Pride Corp.			(1,808,064)
(80,200)	Regeneron Pharmaceuticals, Inc.			(4,445,486)
(116,100)	Ritchie Bros. Auctioneers, Inc.			(2,563,488)
(29,300)	Ruddick Corp.			(1,249,352)
(25,800)	Sanderson Farms, Inc.			(1,293,354)
(395,645)	Sunrise Senior Living, Inc.			(2,563,780)
(31,400)	The Advisory Board Co.			(2,330,194)
(78,700)	The Estee Lauder Cos., Inc.			(8,839,584)
(55,200)	Tootsie Roll Industries, Inc.			(1,306,584)
(692,600)	United Rentals, Inc.			(20,466,330)
(29,150)	United Therapeutics Corp.			(1,377,338)
(21,800)	Wal-Mart Stores, Inc.			(1,302,768)
(23,000)	Whole Foods Market, Inc.			(1,600,340)
				(85,161,050)
Energy - (1.7)%
(294,400)	Abraxas Petroleum Corp.			(971,520)
(60,218)	Alliance Oil Co., Ltd., SDR			(750,313)
(4,800)	Alpha Natural Resources, Inc.			(98,064)
(100,700)	Carrizo Oil & Gas, Inc.			(2,653,445)
(110,100)	Cheniere Energy, Inc.			(956,769)
(56,282)	Chesapeake Energy Corp.			(1,254,526)
(15,500)	Cimarex Energy Co.			(959,450)
(307,400)	Cobalt International Energy, Inc.			(4,770,848)
(18,650)	Concho Resources, Inc.			(1,748,437)
(26,750)	CONSOL Energy, Inc.			(981,725)
(23,600)	Continental Resources, Inc.			(1,574,356)
(19,050)	Dril-Quip, Inc.			(1,253,871)
(62,600)	Encana Corp.			(1,159,978)
(73,700)	Energy Transfer Partners LP			(3,379,145)
(77,187)	Energy XXI Bermuda, Ltd.			(2,460,722)
(227,200)	EXCO Resources, Inc.			(2,374,240)
(23,718)	Exterran Holdings, Inc.			(215,834)
(162,300)	Forest Oil Corp.			(2,199,165)
(209,900)	FX Energy, Inc.			(1,007,520)
(58,553)	Goodrich Petroleum Corp.			(803,933)
(39,800)	Gulfport Energy Corp.			(1,172,110)
(15,772)	James River Coal Co.			(109,142)
(50,700)	Nabors Industries, Ltd.			(879,138)
(137,970)	Newpark Resources, Inc.			(1,310,715)
(180,800)	Northern Oil and Gas, Inc.			(4,335,584)
(21,810)	Ocean Rig UDW, Inc.			(266,082)
(12,600)	PetroChina Co., Ltd., ADR			(1,566,306)
(33,800)	Petroleum Development Corp.			(1,186,718)
(57,699)	Petroquest Energy, Inc.			(380,813)
(411,500)	Resolute Energy Corp.			(4,444,200)
(412,264)	SandRidge Energy, Inc.			(3,364,074)
(124,600)	Seadrill, Ltd.			(4,134,228)
(36,900)	Southwestern Energy Co.			(1,178,586)
(82,100)	Spectra Energy Corp.			(2,524,575)
(109,700)	TransCanada Corp.			(4,790,599)
(33,550)	Ultra Petroleum Corp.			(994,087)
(14,000)	Walter Energy, Inc.			(847,840)
(125,140)	Western Refining, Inc.			(1,663,111)
				(66,721,769)
Financial - (7.4)%
(12,201)	Affiliated Managers Group, Inc.			(1,170,686)
(11,750,000)	Agricultural Bank of China, Ltd.			(5,053,048)
(40,700)	Air Lease Corp.			(964,997)
(26,137)	Alexandria Real Estate Equities, Inc. REIT			(1,802,669)
(367,600)	American Equity Investment Life Holding Co.			(3,823,040)
(15,957)	Amtrust Financial Services, Inc.			(378,979)
(82,264)	Annaly Capital Management, Inc. REIT			(1,312,933)
(47,917)	Aspen Insurance Holdings, Ltd.			(1,269,801)
(44,200)	AvalonBay Communities, Inc. REIT			(5,772,520)
(519,414)	Banco Santander SA, ADR			(3,905,993)
(1,498)	Bank of America Corp.			(8,329)
(14,710,000)	Bank of China, Ltd.			(5,416,862)
(6,405,000)	Bank of Communications Co., Ltd.			(4,478,041)
(429,008)	Barclays PLC, ADR			(4,714,798)
(235,000)	BB&T Corp.			(5,914,950)
(145,900)	BGC Partners, Inc., Class A			(866,646)
(112,600)	Boston Properties, Inc. REIT			(11,214,960)
(57,250)	Brown & Brown, Inc.			(1,295,567)
(246,400)	Capitol Federal Financial, Inc.			(2,843,456)
(920,885)	CBIZ, Inc.			(5,626,607)
(8,420,000)	China Citic Bank Corp, Ltd			(4,737,646)
(8,152,000)	China Construction Bank Corp.			(5,688,955)
(2,375,000)	China Merchants Bank Co., Ltd.			(4,801,007)
(107,000)	Cincinnati Financial Corp.			(3,259,220)
(284,285)	CNO Financial Group, Inc.			(1,793,838)
(86,100)	Corporate Office Properties Trust REIT			(1,830,486)
(31,000)	Cullen/Frost Bankers, Inc.			(1,640,210)
(80,000)	CVB Financial Corp.			(802,400)
(123,073)	Deutsche Bank AG			(4,659,544)
(50,600)	Eaton Vance Corp.			(1,196,184)
(506,000)	Erste Group Bank AG			(8,896,690)
(17,350)	Federal Realty Investment Trust REIT			(1,574,512)
(137,300)	Fifth Street Finance Corp.			(1,313,961)
(3,900)	First Financial Bankshares, Inc.			(130,377)
(145,400)	First Potomac Realty Trust REIT			(1,897,470)
(336,500)	Flagstone Reinsurance Holdings SA			(2,789,585)
(103,282)	Forest City Enterprises, Inc., Class A			(1,220,793)
(209,200)	Glacier Bancorp, Inc.			(2,516,676)
(2,871,835)	Grupo Financiero Banorte SAB de CV			(8,694,922)
(225,000)	HCP, Inc. REIT			(9,321,750)
(213,710)	Health Care REIT, Inc.			(11,653,606)
(56,600)	Iberiabank Corp.			(2,790,380)
(7,020,000)	Industrial & Commercial Bank of China			(4,166,843)
(11,800)	IntercontinentalExchange, Inc.			(1,422,490)
(228,000)	International Bancshares Corp.			(4,180,380)
(189,000)	KBW, Inc.			(2,869,020)
(75,924)	KeyCorp			(583,856)
(119,078)	KKR Financial Holdings, LLC			(1,039,551)
(71,195)	Knight Capital Group, Inc., Class A			(841,525)
(50,000)	Lazard, Ltd., Class A			(1,305,500)
(48,550)	Lender Processing Services, Inc.			(731,649)
(6,650)	Markel Corp.			(2,757,555)
(21,205)	MetLife, Inc.			(661,172)
(487,191)	National Financial Partners Corp.			(6,586,822)
(104,000)	National Retail Properties, Inc. REIT			(2,743,520)
(330,800)	New York Community Bancorp, Inc.			(4,091,996)
(1,280,000)	Nordea Bank AB			(9,904,026)
(36,700)	Northern Trust Corp.			(1,455,522)
(611,700)	Old Republic International Corp.			(5,670,459)
(660,500)	OTP Bank PLC			(8,728,902)
(25,300)	Park National Corp.			(1,646,018)
(88,400)	Piper Jaffray Cos.			(1,785,680)
(356,650)	Plum Creek Timber Co., Inc. REIT			(13,039,124)
(41,600)	Potlatch Corp. REIT			(1,294,176)
(141,000)	Royal Bank of Canada			(7,185,360)
(23,900)	Signature Bank			(1,433,761)
(26,100)	Stifel Financial Corp.			(836,505)
(764,000)	Swedbank AB, Class A			(9,896,848)
(767,163)	Synovus Financial Corp.			(1,081,700)
(79,900)	TD Ameritrade Holding Corp.			(1,250,435)
(88,500)	United Bankshares, Inc.			(2,501,895)
(168,500)	United Community Banks, Inc.			(1,177,815)
(385,100)	Valley National Bancorp			(4,763,687)
(300,500)	Wells Fargo & Co.			(8,281,780)
(23,950)	Westamerica Bancorp.			(1,051,405)
(455,300)	Weyerhaeuser Co. REIT			(8,500,451)
(119,368)	Wintrust Financial Corp.			(3,348,272)
				(279,860,794)
Healthcare - (2.5)%
(27,783)	Alere, Inc.			(641,509)
(62,500)	Allscripts Healthcare Solutions, Inc.			(1,183,750)
(79,100)	AMERIGROUP Corp.			(4,673,228)
(53,400)	Cerner Corp.			(3,270,750)
(22,200)	Charles River Laboratories International, Inc.			(606,726)
(321,200)	Conceptus, Inc.			(4,059,968)
(29,550)	Covance, Inc.			(1,351,026)
(172,600)	Cubist Pharmaceuticals, Inc.			(6,838,412)
(61,050)	Edwards Lifesciences Corp.			(4,316,235)
(149,800)	Endo Pharmaceuticals Holdings, Inc.			(5,172,594)
(26,050)	Express Scripts, Inc.			(1,164,175)
(267,844)	Healthsouth Corp.			(4,732,803)
(109,000)	Human Genome Sciences, Inc.			(805,510)
(86,771)	Illumina, Inc.			(2,644,780)
(151,800)	Insulet Corp.			(2,858,394)
(18,350)	Laboratory Corp. of America Holdings			(1,577,550)
(9,781)	LifePoint Hospitals, Inc.			(363,364)
(69,000)	MAKO Surgical Corp.			(1,739,490)
(10,952)	Molina Healthcare, Inc.			(244,558)
(294,413)	Mylan, Inc.			(6,318,103)
(139,600)	NuVasive, Inc.			(1,757,564)
(38,598)	Omnicare, Inc.			(1,329,701)
(211,200)	Optimer Pharmaceuticals, Inc.			(2,585,088)
(46,050)	Patterson Cos., Inc.			(1,359,396)
(262,850)	PSS World Medical, Inc.			(6,358,342)
(213,800)	SIGA Technologies, Inc.			(538,776)
(105,200)	SonoSite, Inc.			(5,666,072)
(33,000)	St. Jude Medical, Inc.			(1,131,900)
(32,700)	Teleflex, Inc.			(2,004,183)
(109,646)	Theravance, Inc.			(2,423,177)
(62,500)	VCA Antech, Inc.			(1,234,375)
(283,200)	Viropharma, Inc.			(7,756,848)
(134,617)	Volcano Corp.			(3,202,538)
(51,975)	West Pharmaceutical Services, Inc.			(1,972,451)
				(93,883,336)
Industrial - (5.6)%
(36,200)	AAR Corp.			(693,954)
(35,900)	Alexander & Baldwin, Inc.			(1,465,438)
(201,955)	Altra Holdings, Inc.			(3,802,813)
(311,286)	AM Castle & Co.			(2,944,766)
(513,000)	Atlas Copco AB			(11,032,178)
(46,800)	Babcock & Wilcox Co.			(1,129,752)
(38,700)	Brady Corp., Class A			(1,221,759)
(59,900)	Candian Pacific Railway, Ltd.			(4,053,433)
(87,500)	Caterpillar, Inc.			(7,927,500)
(46,957)	Cemex SAB de CV, ADR			(253,098)
(21,750)	CH Robinson Worldwide, Inc.			(1,517,715)
(13,570)	Chart Industries, Inc.			(733,730)
(39,400)	Con-way, Inc.			(1,148,904)
(232,300)	Covanta Holding Corp.			(3,180,187)
(31,800)	Crown Holdings, Inc.			(1,067,844)
(123,200)	Donaldson Co., Inc.			(8,387,456)
(130,382)	DryShips, Inc.			(260,764)
(118,200)	Eagle Materials, Inc.			(3,033,012)
(202,907)	Eaton Corp.			(8,832,542)
(174,000)	Emerson Electric Co.			(8,106,660)
(20,000)	Energizer Holdings, Inc.			(1,549,600)
(149,900)	FEI Co.			(6,112,922)
(11,200)	Flowserve Corp.			(1,112,384)
(147,038)	FLSmidth & Co.			(8,640,559)
(104,000)	Fluor Corp.			(5,226,000)
(80,300)	Genco Shipping & Trading, Ltd.			(542,828)
(65,706)	General Cable Corp.			(1,643,307)
(577,700)	General Electric Co.			(10,346,607)
(23,420)	Greenbrier Cos., Inc.			(568,638)
(179,000)	Greif, Inc., Class A			(8,153,450)
(277,241)	Griffon Corp.			(2,531,210)
(115,500)	HMS Holdings Corp.			(3,693,690)
(82,200)	Imax Corp.			(1,506,726)
(382,500)	Ingersoll-Rand PLC			(11,654,775)
(241,000)	Jabil Circuit, Inc.			(4,738,060)
(70,200)	Joy Global, Inc.			(5,262,894)
(139,953)	Kaman Corp.			(3,823,516)
(347)	Kansas City Southern			(23,599)
(7,100)	L-3 Communications Holdings, Inc.			(473,428)
(32,350)	Landstar System, Inc.			(1,550,212)
(33,750)	Lennox International, Inc.			(1,139,063)
(60,700)	Martin Marietta Materials, Inc.			(4,577,387)
(16,100)	Mettler-Toledo International, Inc.			(2,378,131)
(74,600)	Mueller Industries, Inc.			(2,866,132)
(78,500)	National Instruments Corp.			(2,037,075)
(50,508)	Neo Material Technologies, Inc.			(367,193)
(25,900)	Pall Corp.			(1,480,185)
(34,692)	PHH Corp.			(371,204)
(32,200)	Precision Castparts Corp.			(5,306,238)
(32,600)	Roper Industries, Inc.			(2,831,962)
(99,300)	RTI International Metals, Inc.			(2,304,753)
(57,000)	Siemens AG, ADR			(5,449,770)
(57,450)	Spirit Aerosystems Holdings, Inc.			(1,193,811)
(18,350)	Stericycle, Inc.			(1,429,832)
(86,580)	Swift Transportation Co.			(713,419)
(74,587)	Terex Corp.			(1,007,670)
(34,300)	Texas Industries, Inc.			(1,055,754)
(41,700)	Thermo Fisher Scientific, Inc.			(1,875,249)
(26,900)	Trimble Navigation, Ltd.			(1,167,460)
(214,700)	TTM Technologies, Inc.			(2,353,112)
(60,000)	Universal Display Corp.			(2,201,400)
(100,800)	UTi Worldwide, Inc.			(1,339,632)
(98,000)	Valmont Industries, Inc.			(8,897,420)
(146,950)	Waste Management, Inc.			(4,806,734)
(37,750)	Woodward, Inc.			(1,545,108)
(105,600)	Worthington Industries, Inc.			(1,729,728)
				(212,373,332)
Information Technology - (3.4)%
(76,100)	3D Systems Corp.			(1,095,840)
(41,450)	Akamai Technologies, Inc.			(1,338,006)
(144,000)	Aspen Technology, Inc.			(2,499,120)
(326,400)	Avid Technology, Inc.			(2,784,192)
(36,350)	Broadcom Corp., Class A			(1,067,236)
(51,600)	Cabot Microelectronics Corp.			(2,438,100)
(29,400)	CACI International, Inc., Class A			(1,644,048)
(429,700)	Cadence Design Systems, Inc.			(4,468,880)
(151,800)	Cavium, Inc.			(4,315,674)
(302,858)	Ciena Corp.			(3,664,582)
(35,050)	Citrix Systems, Inc.			(2,128,236)
(18,900)	Cognizant Technology Solutions Corp., Class A			(1,215,459)
(28,800)	Computer Programs and Systems, Inc.			(1,471,968)
(30,200)	Concur Technologies, Inc.			(1,533,858)
(56,850)	Cree, Inc.			(1,252,974)
(80,927)	Digital River, Inc.			(1,215,524)
(22,200)	Dun & Bradstreet Corp.			(1,661,226)
(81,600)	Electronic Arts, Inc.			(1,680,960)
(24,900)	First Solar, Inc.			(840,624)
(90,400)	Fortinet, Inc.			(1,971,624)
(40,700)	IHS, Inc., Class A			(3,506,712)
(55,300)	Informatica Corp.			(2,042,229)
(115,000)	Intel Corp.			(2,788,750)
(53,500)	Linear Technology Corp.			(1,606,605)
(214,200)	Mentor Graphics Corp.			(2,904,552)
(212,648)	Microchip Technology, Inc.			(7,789,296)
(188,177)	Micron Technology, Inc.			(1,183,633)
(157,700)	NetApp, Inc.			(5,719,779)
(80,000)	NetSuite, Inc.			(3,244,000)
(45,329)	Novellus Systems, Inc.			(1,871,634)
(143,918)	Nuance Communications, Inc.			(3,620,977)
(143,500)	Omnivision Technologies, Inc.			(1,755,722)
(998,380)	ON Semiconductor Corp.			(7,707,494)
(90,400)	Pegasystems, Inc.			(2,657,760)
(487,122)	Photronics, Inc.			(2,961,702)
(64,700)	Pitney Bowes, Inc.			(1,199,538)
(46,200)	Quality Systems, Inc.			(1,708,938)
(49,900)	Radisys Corp.			(252,494)
(59,000)	Rambus, Inc.			(445,450)
(374,100)	Rosetta Stone, Inc.			(2,854,383)
(289,633)	Rudolph Technologies, Inc.			(2,682,002)
(24,900)	Salesforce.com, Inc.			(2,526,354)
(5,800)	SanDisk Corp.			(285,418)
(38,800)	Silicon Laboratories, Inc.			(1,684,696)
(49,700)	Skyworks Solutions, Inc.			(806,134)
(85,000)	Smith Micro Software, Inc.			(96,050)
(57,500)	Sourcefire, Inc.			(1,861,850)
(88,950)	Symantec Corp.			(1,392,067)
(155,500)	SYNNEX Corp.			(4,736,530)
(423,661)	Take-Two Interactive Software, Inc.			(5,740,607)
(250,500)	TriQuint Semiconductor, Inc.			(1,219,935)
(65,900)	Ultimate Software Group, Inc.			(4,291,408)
(112,020)	VeriSign, Inc.			(4,001,354)
(14,300)	VMware, Inc., Class A			(1,189,617)
				(130,623,801)
Materials - (1.6)%
(33,350)	Allied Nevada Gold Corp.			(1,009,838)
(19,715)	AngloGold Ashanti, Ltd., ADR			(836,902)
(2,350)	APERAM			(33,182)
(23,000)	ArcelorMittal			(418,370)
(115,150)	Avery Dennison Corp.			(3,302,502)
(69,200)	Balchem Corp.			(2,805,368)
(89,400)	BHP Billiton, Ltd., ADR			(6,314,322)
(29,100)	Ecolab, Inc.			(1,682,271)
(35,400)	Freeport-McMoRan Copper & Gold, Inc.			(1,302,366)
(36,600)	Goldcorp, Inc.			(1,619,550)
(300,601)	Horsehead Holding Corp.			(2,708,415)
(83,500)	International Flavors & Fragrances, Inc.			(4,377,070)
(57,000)	International Paper Co.			(1,687,200)
(34,550)	Itron, Inc.			(1,235,853)
(75,684)	Jaguar Mining, Inc.			(482,864)
(17,792)	Kaiser Aluminum Corp.			(816,297)
(73,600)	Kronos Worldwide, Inc.			(1,327,744)
(1,870,000)	Mexichem SAB de CV			(5,856,020)
(15,000)	POSCO, ADR			(1,231,500)
(13,800)	Praxair, Inc.			(1,475,220)
(145,100)	Rio Tinto PLC, ADR			(7,098,292)
(202,000)	Southern Copper Corp.			(6,096,360)
(40,659)	Sterlite Industries India, Ltd., ADR			(281,767)
(148,110)	Stillwater Mining Co.			(1,549,231)
(8,809)	United States Steel Corp.			(233,086)
(397,312)	Uranium One, Inc.			(842,399)
(59,000)	Vale SA, ADR			(1,265,550)
(33,100)	Westlake Chemical Corp.			(1,331,944)
				(59,221,483)
Telecommunication Services - (1.6)%
(166,813)	Alaska Communications Systems Group, Inc.			(502,107)
(111,884)	AOL, Inc.			(1,689,448)
(28,900)	Baidu, Inc., ADR			(3,365,983)
(118,100)	BroadSoft, Inc.			(3,566,620)
(57,400)	Cablevision Systems Corp., Class A			(816,228)
(19,577)	CBS Corp., Class B			(531,320)
(6,774)	Central European Media Enterprises, Ltd.			(44,166)
(243,400)	Clearwire Corp., Class A			(472,196)
(144,500)	comScore, Inc.			(3,063,400)
(109,500)	Comtech Telecommunications Corp.			(3,133,890)
(72,100)	Crown Castle International Corp.			(3,230,080)
(130,700)	DigitalGlobe, Inc.			(2,236,277)
(35,550)	Discovery Communications, Inc., Class A			(1,456,484)
(45,864)	InterDigital, Inc.			(1,998,294)
(53,900)	Ixia			(566,489)
(34,050)	John Wiley & Sons, Inc., Class A			(1,511,820)
(45,300)	Juniper Networks, Inc.			(924,573)
(6,337)	Level 3 Communications, Inc.			(107,666)
(1,058,100)	Limelight Networks, Inc.			(3,131,976)
(31,700)	LogMeIn, Inc.			(1,222,035)
(38,800)	NII Holdings, Inc.			(826,440)
(179,598)	SBA Communications Corp., Class A			(7,715,530)
(18,600)	Sina Corp.			(967,200)
(1,086,734)	Sirius XM Radio, Inc.			(1,977,856)
(68,300)	Sycamore Networks, Inc.			(1,222,570)
(27,200)	Thomson Reuters Corp.			(725,424)
(9,694)	Time Warner, Inc.			(350,341)
(58,700)	Viasat, Inc.			(2,707,244)
(391,549)	Virgin Media, Inc.			(8,371,318)
(60,676)	WebMD Health Corp.			(2,278,384)
				(60,713,359)
Utilities - (0.4)%
(67,050)	Aqua America, Inc.			(1,478,452)
(312,500)	Atlantic Power Corp.			(4,468,750)
(79,050)	Calpine Corp.			(1,290,887)
(60,200)	Consolidated Edison, Inc.			(3,734,206)
(17,700)	National Fuel Gas Co.			(983,766)
(62,900)	Northwest Natural Gas Co.			(3,014,797)
(35,100)	WGL Holdings, Inc.			(1,552,122)
				(16,522,980)
Total Common Stock
(Cost $(1,340,706,056))				(1,269,386,852)

	Security
Principal	Description	Rate	Maturity	Value

U.S. Treasury Securities - (0.7)%
$(5,000,000)	U.S. Treasury Bond	4.63%	02/15/40	(6,744,530)
(300,000)	U.S. Treasury Note	3.63	08/15/19	(347,508)
(16,250,000)	U.S. Treasury Note	3.63	02/15/20	(18,848,733)
Total U.S. Treasury Securities
(Cost $(21,503,575))				(25,940,771)

	Security
Shares	Description			Value
Investment Companies - (4.0)%
(96,000)	iShares Dow Jones U.S. Real Extate Index Fund			(5,451,840)
(149,900)	iShares FTSE/Xinhua China 25 Index Fund			(5,227,013)
(233,000)	iShares MSCI Australia Index Fund			(4,995,520)
(69,700)	iShares MSCI Brazil Index Fund			(4,000,083)
(67,000)	iShares MSCI Canada Index Fund			(1,782,200)
(330,000)	iShares MSCI Hong Kong Index Fund			(5,105,100)
(13,000)	iShares MSCI South Korea Index Fund			(679,380)
(510,020)	iShares Russell 2000 Index Fund			(37,583,374)
(54,000)	Market Vectors Russia ETF			(1,439,100)
(291,500)	SPDR S&P 500 ETF Trust			(36,583,250)
(80,000)	SPDR S&P Metals & Mining ETF			(3,919,200)
(227,480)	SPDR S&P MidCap 400 ETF Trust			(36,292,159)
(187,500)	SPDR S&P Oil & Gas Exploration & Production ETF			(9,879,375)
Total Investment Companies
(Cost $(161,630,581))				(152,937,594)
Total Short Positions - (38.1)%
(Cost $(1,523,840,212))				(1,448,265,217)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2011 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (1.3)%
Call Options Written - (0.1)%
(500)	Accenture PLC	$60.00	01/12	$(500)
(82)	Apple, Inc.	450.00	01/12	(6,806)
(3,840)	SPDR S&P 500 ETF Trust	150.00	01/13	(798,720)
(1,830)	SPDR S&P 500 ETF Trust	140.00	01/13	(883,890)
(3,660)	SPDR S&P 500 ETF Trust	135.00	01/13	(2,496,120)
(450)	St. Jude Medical, Inc.	52.50	01/12	(450)
Total Call Options Written
(Premiums Received $(4,420,479))				(4,186,486)
Put Options Written - (1.2)%
(500)	Accenture PLC	40.00	01/13	(132,500)
(2,000)	Bank of America Corp.	10.00	01/13	(930,000)
(290)	Berkshire Hathaway, Inc., Class B	80.00	01/13	(276,225)
(160)	Berkshire Hathaway, Inc., Class B	72.50	01/13	(101,600)
(750)	Berkshire Hathaway, Inc., Class B	55.00	01/13	(163,875)
(285)	Best Buy Co., Inc.	25.00	01/13	(138,225)
(555)	BP PLC, ADR	45.00	01/13	(423,188)
(710)	CarMax, Inc.	32.50	01/12	(159,750)
(1,150)	Citigroup, Inc.	4.00	01/12	(15,640)
(215)	Family Dollar Stores, Inc.	45.00	01/12	(2,150)
(78)	Franklin Resources, Inc.	123.00	01/12	(207,870)
(605)	General Motors Co.	20.00	01/13	(190,575)
(25)	Google, Inc., Class A	520.00	01/13	(78,375)
(325)	Hewlett-Packard Co.	35.00	01/12	(295,750)
(555)	Intel Corp.	22.50	01/13	(127,650)
(3,900)	Johnson & Johnson	45.00	01/13	(393,900)
(290)	JPMorgan Chase & Co.	30.00	01/13	(124,700)
(450)	Kohl's Corp.	50.00	01/13	(299,250)
(870)	Medtronic, Inc.	35.00	01/13	(304,500)
(450)	Microsoft Corp.	25.00	01/13	(115,650)
(19)	Netflix, Inc.	140.00	01/12	(134,140)
(18)	NetFlix, Inc.	72.50	01/12	(10,620)
(668)	Northern Trust Corp.	50.00	01/12	(691,380)
(525)	Oracle Corp.	23.00	06/12	(65,625)
(430)	PepsiCo, Inc.	60.00	01/13	(139,750)
(350)	Royal Caribbean Cruises, Ltd.	50.00	01/12	(873,250)
(6,270)	SPDR S&P 500 ETF Trust	110.00	12/12	(4,620,990)
(10,980)	SPDR S&P 500 ETF Trust	80.00	01/13	(2,481,480)
(23,060)	SPDR S&P 500 ETF Trust	105.00	12/13	(25,677,310)
(2,860)	Sprint Nextel Corp.	4.00	01/13	(517,660)
(448)	St. Jude Medical, Inc.	45.00	01/12	(477,120)
(526)	Staples, Inc.	12.50	01/13	(80,478)
(1,050)	Target Corp.	40.00	01/13	(204,225)
(32)	The Bank of New York Mellon Corp.	30.00	01/12	(32,320)
(1,000)	The Bank of New York Mellon Corp.	25.00	01/13	(660,000)
(460)	The Bank of New York Mellon Corp.	20.00	01/13	(154,100)
(220)	The Boeing Co.	65.00	01/13	(138,600)
(150)	The Coca-Cola Co.	65.00	01/12	(1,500)
(300)	The Walt Disney Co.	35.00	01/12	(8,700)
(328)	The Walt Disney Co.	35.00	01/13	(123,000)
(1,400)	The Walt Disney Co.	30.00	01/13	(298,200)
(725)	USG Corp.	15.00	01/12	(348,000)
(580)	USG Corp.	12.50	01/13	(243,600)
(1,400)	Walgreen Co.	30.00	01/13	(413,000)
(298)	Wal-Mart Stores, Inc.	65.00	01/12	(157,195)
(1,850)	Wal-Mart Stores, Inc.	55.00	01/13	(573,500)
(545)	Wal-Mart Stores, Inc.	45.00	01/13	(61,040)
(1,050)	Wal-Mart Stores, Inc.	40.00	01/13	(78,750)
(67)	Waste Management, Inc.	37.50	01/12	(32,160)
(476)	Wells Fargo & Co.	35.00	01/12	(353,430)
(800)	Wells Fargo & Co.	20.00	01/13	(130,400)
(34)	Whirlpool Corp.	77.50	01/12	(101,575)
Total Put Options Written
(Premiums Received $(52,065,910))				(44,364,471)
Total Written Options - (1.3)%
(Premiums Received $(56,486,389))				(48,550,957)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

ADR	American Depository Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to put option written by the Fund.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $8,021,524 or 0.2% of net assets.
(e)	Subject to call option written by the Fund.
(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $264,986,374 or 7.0% of net assets.
(g)	Variable rate security. Rate presented is as of December 31, 2011.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2011.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Rate presented is yield to maturity.
(k)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

A summary of outstanding credit default swap agreements held by the fund at December 31, 2011, is as follows:

Counterparty	Reference Entity / Obligation	Buy / Sell Protection	Pays (Receives) Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
Barclays	Index ABS CDS	Buy	0.76%	01/25/38	$(2,325,625)	$(90,688)

The aggregate cash/securities held as collateral for the above Barclays counterparty was $1,503,100 as of December 31, 2011.  The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

At December 31, 2011, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
6	U.S. 10-year Note Future	03/30/12	$779,342	$7,408
12	U.S. Ultra Bond Future	03/30/12	1,875,364	46,886
(600)	Euro FX Currency Future	02/17/12	(97,422,600)	162,600
(4,700)	Russell 2000 Mini Future	03/16/12	(337,871,250)	(9,364,750)
(2,000)	S&P 500 Emini Future	03/16/12	(123,015,000)	(2,235,000)
(837)	U.S. 10-year Note Future	03/30/12	(108,628,844)	(1,122,781)
(40)	U.S. 2-year Note Future	03/30/12	(8,816,872)	(5,003)
(135)	U.S. 5-year Note Future	03/30/12	(16,540,659)	(99,146)
(20)	U.S. Long Bond Future	03/30/12	(2,840,312)	(55,938)
			$(692,480,831)	$(12,665,724)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$466,898,013
Gross Unrealized Depreciation	(194,823,869)
Net Unrealized Appreciation	$272,074,144

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$352,925,842	$-	$-	$352,925,842
Consumer Staples	277,881,153	-	-	277,881,153
Energy	111,157,936	-	159,611	111,317,547
Financial	233,173,183	-	-	233,173,183
Healthcare	157,858,140	-	-	157,858,140
Industrial	82,102,676	-	-	82,102,676
Information Technology	177,603,357	-	-	177,603,357
Materials	20,063,487	-	-	20,063,487
Telecommunication Services	93,654,929	-	-	93,654,929
Utilities	31,288,229	-	-	31,288,229
Preferred Stock
Consumer Discretionary	7,273,115	-	-	7,273,115
Consumer Staples	-	3,261,180	-	3,261,180
Energy	9,061,638	1,816,642	-	10,878,280
Financial	26,487,619	2,596,157	-	29,083,776
Healthcare	7,611,563	-	-	7,611,563
Industrial	1,890,287	-	-	1,890,287
Materials	1,204,371	-	-	1,204,371
Utilities	2,177,240	-	-	2,177,240
Asset Backed Obligations	-	244,708,813	2,300,128	247,008,941
Corporate Convertible Bonds	-	608,242,683	5,304,171	613,546,854
Corporate Non-Convertible Bonds	-	88,715,336	257,614	88,972,950
Exchange Traded Notes	729,315	-	-	729,315
Foreign Government Bonds	-	1,313,000	-	1,313,000
Interest Only Bonds	-	462,715	-	462,715
Municipal Bonds	-	4,889,553	-	4,889,553
Syndicated Loans	-	2,820,931	-	2,820,931
U.S. Government & Agency Obligations	-	40,016,380	-	40,016,380
Rights	10,500	-	-	10,500
Investment Companies	336,391,491	-	-	336,391,491
Purchased Options	81,652,977	-	-	81,652,977
Total Investments At Value	$2,012,199,048	$998,843,391	$8,021,524	$3,019,063,963

Other Financial Instruments**
Futures	216,894	-	-	216,894
Total Other Financial Instruments**	$216,894	$-	$-	$216,894

Total Assets	$2,012,355,942	$998,843,391	$8,021,524	$3,019,220,857

	Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stock	(1,268,636,539)	(750,313)	-	(1,269,386,852)
U.S. Government & Agency Obligations	-	(25,940,771)	-	(25,940,771)
Investment Companies	(152,937,594)	-	-	(152,937,594)
Total Securities Sold Short	$(1,421,574,145)	$(26,691,084)	$-	$(1,448,265,229)
Other Financial Instruments**

Written Options	(48,550,957)	-	-	(48,550,957)
Credit Default Swaps	-	(90,688)	-	(90,688)
Futures	(12,882,618)	-	-	(12,882,618)
Total Other Financial Instruments**	$(61,433,575)	$(90,688)	$-	$(61,524,263)
Total Liabilities	$(1,483,007,720)	$(26,781,772)	$-	$(1,509,789,492)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds	Written Options
Balance as of 03/31/11 $
	-	$2,704,826	$4,135,031	$16,000,106	$260,900	$(215)
Accrued Accretion /(Amortization)	-	-	4,241	(37,310)	-	-
Realized Gain / (Loss)	-	-	-	(325,206)	-	-
Change in Unrealized Appreciation / (Depreciation)	-	-	(251,481)	47,733	(22,700	-
Purchases	-	-	709,887	18,183,671	-	-
Sales	-	-	-	(8,479,256)	-	-
Paydowns / Calls	-	-	(1,316,296)	-	-	-
Transfers In / (Out)	159,611	(2,704,826)	(981,254)	(20,085,567)	19,414	215
Balance as of 12/31/11	$159,611	$-	$2,300,128	$5,304,171	$257,614	$-
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/11***	$(275,110)	$-	$129,526	$292,029	$(136,639)	$-

***	The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

	Security
Shares	Description		Value
Long Positions - 74.2%
Equity Securities - 45.4%
Common Stock - 44.5%
Consumer Discretionary - 6.5%
6,734	Abercrombie & Fitch Co.		$328,889
77,320	Accuride Corp. (a)(b)		550,518
4,083	Amazon.com, Inc. (a)		706,767
13,498	Bally Technologies, Inc. (a)		533,981
50,816	Carter's, Inc. (a)(b)		2,022,985
102,071	Cooper-Standard Holding, Inc. (a)		3,457,655
190,238	Ford Motor Co. (a)		2,046,961
35,677	General Motors Co. (a)		723,173
3,592	Google, Inc., Class A (a)		2,320,073
84,102	International Game Technology		1,446,554
13,435	JC Penney Co., Inc.		472,240
32,393	Las Vegas Sands Corp. (a)		1,384,153
30,194	MDC Holdings, Inc.		532,320
182,802	Nevada Gold & Casinos, Inc. (a)(b)		210,222
8,599	NVR, Inc. (a)(b)		5,898,914
16,182	Pulte Group, Inc. (a)		102,108
15,792	Sears Holdings Corp. (a)		501,870
36,628	Shuffle Master, Inc. (a)		429,280
94,282	Skullcandy, Inc. (a)		1,180,411
234,921	Statoil Fuel & Retail ASA (a)		1,751,445
103,648	Susser Holdings Corp. (a)(b)		2,344,518
33,223	The Home Depot, Inc.		1,396,695
48,478	The Walt Disney Co.		1,817,925
317,500	Tigrent, Inc. (a)		47,625
3,952	Under Armour, Inc., Class A (a)		283,714
7,471	Wynn Resorts, Ltd.		825,471
			33,316,467
Consumer Staples - 3.0%
26,016	Blyth, Inc.		1,477,709
11,640	Celgene Corp. (a)		786,864
679,359	Grifols SA, ADR (a)		3,756,858
132,405	Ingles Markets, Inc., Class A (b)		1,994,019
24,609	MGP Ingredients, Inc. (b)		124,029
409,096	Primo Water Corp. (a)		1,243,652
559,249	QLT, Inc. (a)(b)		4,026,593
31,923	Wal-Mart Stores, Inc.		1,907,718
			15,317,442
Energy - 14.3%
18,974	Canadian Oil Sands, Ltd.		433,026
79,903	Compton Petroleum Corp. (a)(b)		339,005
1,986,805	Connacher Oil and Gas, Ltd. (a)		1,482,181
104,638	CVR Energy, Inc. (a)(b)		1,959,870
158,897	El Paso Corp. (b)		4,221,893
62,376	Energy Partners, Ltd. (a)(b)		910,690
144,369	Energy XXI Bermuda, Ltd. (a)(b)		4,602,484
279,356	Exterran Holdings, Inc. (a)(b)		2,542,140
59,595	Helix Energy Solutions Group, Inc. (a)(b)		941,601
71,485	Kinder Morgan, Inc. (b)		2,299,672
144,297	Marathon Petroleum Corp. (b)(c)		4,803,647
335,059	McMoRan Exploration Co. (a)		4,875,108
5,718	MEG Energy Corp. (a)		233,322
17,255	Mitcham Industries, Inc. (a)(b)		376,849
986,834	Primary Energy Recycling Corp. (a)		4,252,467
31,084	QEP Resources, Inc.		910,761
49,539	Saratoga Resources, Inc. (a)		361,635
41,299	SEACOR Holdings, Inc. (a)(b)		3,673,959
129,852	SemGroup Corp., Class A (a)(b)		3,383,943
345,892	SunCoke Energy, Inc. (a)(b)		3,873,990
155,386	Sunoco, Inc.		6,373,934
255,817	Talisman Energy, Inc.		3,261,667
415,898	Tesoro Corp. (a)(b)		9,715,377
105,343	Tetra Technologies, Inc. (a)(b)		983,904
202,002	The Williams Cos., Inc.		6,670,106
			73,483,231
Financial - 5.9%
611,264	Alm Brand A/S (a)		867,411
210,630	Bank of America Corp.		1,171,103
41,581	Berkshire Hathaway, Inc., Class B (a)		3,172,630
60,948	Blackstone Group LP		853,882
41,831	Citigroup, Inc.		1,100,574
33,595	Comerica, Inc.		866,751
163,445	Coventree, Inc. (a)		663,406
39,527	Federated Investors, Inc., Class B		598,834
23,864	First Republic Bank (a)		730,477
257,380	Forest City Enterprises, Inc., Class A (a)		3,042,232
266,662	Hilltop Holdings, Inc. (a)(b)		2,253,294
9,018	Ichigo Group Holdings Co., Ltd. (a)		1,077,895
134,924	Janus Capital Group, Inc.		851,370
41,140	JPMorgan Chase & Co.		1,367,905
100,844	Lender Processing Services, Inc.		1,519,719
51,363	Leucadia National Corp.		1,167,995
63,496	MGIC Investment Corp. (a)		236,840
147,428	MI Developments, Inc., Class A		4,714,748
56,672	Morgan Stanley		857,447
66,576	Och-Ziff Capital Management Group, LLC		559,904
20,669	Ocwen Financial Corp. (a)		299,287
74,131	Old Republic International Corp.		687,194
43,816	Shore Capital Group, Ltd.		11,228
118,431	Sprott Resource Lending Corp. (b)		164,619
6,618	The Goldman Sachs Group, Inc.		598,466
868,600	Urbana Corp., Non Voting Class A (a)		758,826
			30,194,037
Healthcare - 0.3%
270,104	Boston Scientific Corp. (a)		1,442,355

Industrial - 3.6%
480,613	Air Transport Services Group, Inc. (a)(b)		2,268,493
60,113	EnPro Industries, Inc. (a)		1,982,527
314,049	Exelis, Inc.		2,842,143
18,120	Genesee & Wyoming, Inc. (a)		1,097,710
634,892	Great Lakes Dredge & Dock Corp. (b)		3,529,999
292,292	Heckmann Corp. (a)		1,943,742
9,116	Hitachi, Ltd., ADR		475,308
56,996	ITT Corp.		1,101,733
1,973,275	Kvaerner ASA (a)		3,216,839
13,915	Owens-Illinois, Inc. (a)(b)		269,673
			18,728,167
Information Technology - 1.7%
2,092	Apple, Inc. (a)		847,260
961,590	CareView Communications, Inc. (a)		1,519,312
82,636	Dell, Inc. (a)		1,208,965
34,747	First Solar, Inc. (a)		1,173,059
7,757	Informatica Corp. (a)		286,466
5,565	International Business Machines Corp.		1,023,292
281,293	MEMC Electronic Materials, Inc. (a)		1,108,294
52,261	Microsoft Corp.		1,356,696
			8,523,344
Materials - 5.3%
101,239	Alexco Resource Corp. (a)(b)		689,438
145,790	Cameco Corp. (b)(d)		2,631,510
72,160	Coeur d'Alene Mines Corp. (a)		1,741,942
118,721	Daqo New Energy Corp., ADR (a)		198,264
243,802	Denison Mines Corp. (a)		304,753
67,237	Domtar Corp. (b)		5,376,271
33,332	First Majestic Silver Corp. (a)(b)		561,311
76,545	First Uranium Corp. (a)		12,397
226,039	Fortuna Silver Mines, Inc. (a)(b)		1,240,954
75,333	Goldcorp, Inc. (b)		3,333,485
369,820	Kinross Gold Corp. (b)		4,215,948
86,518	Kirkland Lake Gold, Inc. (a)		1,309,553
211,183	Lake Shore Gold Corp. (a)		265,339
139,362	Novagold Resources, Inc. (a)(b)		1,181,790
273,462	Paladin Energy, Ltd. (a)		381,169
8,517	Penford Corp. (a)(b)		43,352
43,685	Rubicon Minerals Corp. (a)		165,129
127,911	San Gold Corp. (a)		237,302
18,472	Silver Wheaton Corp. (b)		534,949
559,378	Sprott Resource Corp. (a)		2,179,858
317,704	Uranium One, Inc. (a)		673,610
25,212	Verso Paper Corp. (a)		24,204
			27,302,528
Telecommunication Services - 3.9%
14,401	AboveNet, Inc. (a)		936,209
69,441	Ancestry.com, Inc. (a)(b)		1,594,365
3,665,012	Cable & Wireless Worldwide PLC		924,912
70,965	Charter Communications, Inc. (a)		4,040,747
9,336	GeoEye, Inc. (a)		207,446
60,888	Liberty Media Corp. - Liberty Capital, Class A (a)		4,752,308
304,037	LIN TV Corp., Class A (a)		1,286,077
8,662	Promotora de Informaciones SA, Class B, ADR		41,924
29,802	The New York Times Co., Class A (a)		230,370
166,820	Vodafone Group PLC, ADR		4,675,965
42,608	WebMD Health Corp. (a)(b)		1,599,930
			20,290,253
Total Common Stock
(Cost $217,785,666)			228,597,824

	Security
Shares	Description	Rate	Value
Preferred Stock - 0.9%
Consumer Discretionary - 0.9%
140,000	General Motors Co. (Escrow Shares) (a)(e)	0.00%	96,250
125,581	General Motors Co., Series B	4.75	4,301,149
			4,397,399
Total Preferred Stock
(Cost $5,525,675)			4,397,399
Total Equity Securities
(Cost $223,311,341)			232,995,223

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 11.4%
Asset Backed Obligations - 0.3%
$770,000	Punch Taverns Finance B, Ltd.	8.44	06/30/25	693,570
1,174,000	Punch Taverns Finance B, Ltd.	6.96	06/30/28	1,011,888
Total Asset Backed Obligations
(Cost $1,702,189)				1,705,458

Corporate Convertible Bonds - 4.6%
Consumer Discretionary - 1.0%
2,336,000	Titan International, Inc. (b)(f)	5.63	01/15/17	5,080,800

Consumer Staples - 0.3%
1,419,000	Archer-Daniels-Midland Co. (b)	0.88	02/15/14	1,433,190

Energy - 0.6%
1,419,000	Exterran Holdings, Inc. (b)	4.25	06/15/14	1,266,457
1,375,000	Newpark Resources, Inc. (b)	4.00	10/01/17	1,581,250
				2,847,707
Financial - 1.4%
3,919,000	CompuCredit Holdings Corp.	3.63	05/30/25	3,860,215
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	426,250
1,816,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	1,929,500
2,247,192	Orco Property Group (e)	1.00	04/30/20	727,107
781,723	Orco Property Group, Series WW (e)	2.50	04/30/20	247,878
				7,190,950
Industrial - 0.5%
500,000	AGCO Corp. (b)	1.25	12/15/36	629,375
500,000	General Cable Corp. (b)	0.88	11/15/13	462,500
1,300,000	MasTec, Inc. (b)	4.00	06/15/14	1,699,750
				2,791,625
Materials - 0.8%
1,533,000	AngloGold Ashanti Holdings Finance PLC (b)(f)	3.50	05/22/14	1,715,044
2,115,000	Goldcorp, Inc. (b)	2.00	08/01/14	2,598,806
				4,313,850
Total Corporate Convertible Bonds
(Cost $18,568,473)				23,658,122

Corporate Non-Convertible Bonds - 5.0%
Consumer Discretionary - 1.6%
225,000	Dillard's, Inc. (b)	7.88	01/01/23	217,125
225,000	Dillard's, Inc. (b)	7.75	05/15/27	210,375
13,100,000	DirectBuy Holdings, Inc. (f)	12.00	02/01/17	3,209,500
2,250,000	Greektown Superholdings, Inc., Series A (b)	13.00	07/01/15	2,354,062
1,760,000	New Albertsons, Inc., MTN, Series C (b)	6.63	06/01/28	1,262,800
10,000	Service Corp. International (b)	7.88	02/01/13	10,375
1,000,000	Vector Group, Ltd. (b)	11.00	08/15/15	1,040,000
				8,304,237
Consumer Staples - 0.4%
2,842,000	Novasep Holding SAS	9.63	12/15/16	1,820,739

Energy - 0.9%
837,000	Copano Energy, LLC / Copano Energy Finance Corp. (b)	7.75	06/01/18	874,665
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. (b)	8.25	03/15/18	1,582,500
1,150,000	McMoRan Exploration Co. (b)	11.88	11/15/14	1,224,750
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	739,398
				4,421,313
Financial - 0.7%
3,396,248	Orco Property Group (e)	2.50	04/30/20	1,032,965
2,696,433	Signature Group Holdings, Inc.	9.00	12/31/16	2,008,843
500,000	Woodside Finance, Ltd. (b)(f)	5.00	11/15/13	524,423
				3,566,231
Industrial - 0.4%
500,000	MasTec, Inc. (b)	7.63	02/01/17	522,500
187,000	Mueller Industries, Inc. (b)	6.00	11/01/14	187,000
1,155,000	Silgan Holdings, Inc. (b)	7.25	08/15/16	1,238,738
				1,948,238
Materials - 0.6%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	1,134,862
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	1,041,783
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	1,122,432
				3,299,077
Telecommunication Services - 0.4%
2,166,000	Viasat, Inc. (b)	8.88	09/15/16	2,220,150
Total Corporate Non-Convertible Bonds
(Cost $27,050,976)				25,579,985

Syndicated Loans - 0.5%
2,485,233	Cinram International, Inc.	9.19	12/31/13	1,081,077
1,720,800	Walter Investment Management	12.50	12/31/16	1,741,234
Total Syndicated Loans
(Cost $3,052,035)				2,822,311

U.S. Government & Agency Obligations - 1.0%
U.S. Treasury Securities - 1.0%
5,000,000	U.S. Treasury Bill (g)	0.01	03/29/12	4,999,790
Total U.S. Government & Agency Obligations
(Cost $4,999,908)				4,999,790
Total Fixed Income Securities
(Cost $55,373,581)				58,765,666

	Security
Shares	Description			Value
Rights - 0.0%
142,161	Sanofi (a)			170,593
Total Rights
(Cost $177,186)				170,593

	Security
Shares	Description			Value
Warrants - 0.5%
175,929	Bank of America Corp. (a)			355,377
131,167	General Motors Co. (a)			1,538,589
215,243	Kinross Gold Corp. (a)			306,358
375,431	Washington Mutual, Inc. (a)			300,345
Total Warrants
(Cost $3,715,013)				2,500,669

	Security
Shares	Description			Value
Investment Companies - 0.9%
23,101	Central GoldTrust (a)			1,366,886
41,290	Market Vectors Junior Gold Miners ETF (b)			1,019,863
161,164	Sprott Physical Gold Trust (a)			2,224,063
Total Investment Companies
(Cost $4,834,186)				4,610,812

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 15.5%
Commercial Paper - 15.5%
$2,000,000	Airgas, Inc.	0.50%	01/03/12	1,999,944
3,700,000	Airgas, Inc.	0.47-0.55	01/13/12	3,699,388
5,000,000	Autozone, Inc.	0.45	01/03/12	4,999,875
2,460,000	Autozone, Inc.	0.53	01/13/12	2,459,565
3,000,000	Celgene Corp.	0.40	01/03/12	2,999,933
2,000,000	Celgene Corp.	0.49	01/09/12	1,999,782
2,000,000	Celgene Corp.	0.50	01/17/12	1,999,556
2,000,000	Clorox Co.	0.40	01/11/12	1,999,778
3,000,000	Devon Energy Corp.	0.44	01/04/12	2,999,890
2,000,000	Diageo Capital PLC	0.56	01/03/12	1,999,938
2,000,000	Diageo Capital PLC	0.50	01/17/12	1,999,555
3,000,000	Equifax, Inc.	0.50	01/09/12	2,999,667
5,000,000	Harris Corp.	0.50	01/03/12	4,999,861
5,000,000	Hasbro, Inc.	0.52	01/12/12	4,999,205
5,000,000	Hewlett-Packard Co. (b)	0.47	01/23/12	4,998,564
3,000,000	Marriott International, Inc.	0.43	01/17/12	2,999,427
5,000,000	Reed Elsevier, Inc.	0.53	01/17/12	4,998,822
1,550,000	Sabmiller PLC	0.50	01/09/12	1,549,828
5,000,000	Tesco PLC (b)	0.51	01/17/12	4,998,867
3,000,000	The Western Union Co. (b)	0.50	01/06/12	2,999,792
5,000,000	Thermo Fisher Scientific, Inc.	0.42	01/17/12	4,999,067
5,000,000	Verizon Communications	0.39	01/18/12	4,999,079
3,000,000	VF Corp. (b)	0.50	01/09/12	2,999,667
2,000,000	VF Corp.	0.50	01/11/12	1,999,722
Total Commercial Paper
(Cost $79,698,773)				79,698,772
Total Short-Term Investments
(Cost $79,698,773)				79,698,772

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.5%
Call Options Purchased - 0.1%
23,662	Financial Select Sector SPDR	$14.00	01/12	141,972
215	Goldcorp, Inc.	50.00	07/12	56,975
2,574	Kinross Gold Corp.	14.00	05/12	115,830
675	Kinross Gold Corp.	17.50	01/13	38,475
1,057	Newmont Mining Corp.	65.00	06/12	327,670
293	Primo Water Corp.	7.50	04/12	293
2,665	SPDR S&P 500 ETF Trust	128.00	01/12	2,665
Total Call Options Purchased
(Premiums Paid $1,392,355)				683,880

Put Options Purchased - 0.4%
55	Amazon.com, Inc.	200.00	04/12	176,825
81	Amazon.com, Inc.	160.00	07/12	119,880
224	AutoNation, Inc.	33.00	01/12	1,120
11	CH Robinson Worldwide, Inc.	70.00	05/12	5,390
1,166	Domino's Pizza, Inc.	30.00	03/12	81,620
771	iShares Dow Jones U.S. Real Extate Index Fund	53.00	06/12	239,010
1,863	iShares Russell 2000 Index Fund	70.00	05/12	821,583
917	Ltd. Brands, Inc.	37.00	05/12	183,400
58	Norfolk Southern Corp.	70.00	02/12	10,440
114	Norfolk Southern Corp.	67.50	03/12	20,406
77	Ralph Lauren Corp.	140.00	04/12	91,630
883	Target Corp.	50.00	04/12	185,430
171	Union Pacific Corp.	92.50	05/12	56,003
Total Put Options Purchased
(Premiums Paid $2,224,039)				1,992,737
Total Purchased Options
(Premiums Paid $3,616,394)				2,676,617
Total Long Positions - 74.2%
(Cost $370,726,474)*				$381,418,352
Total Short Positions - (23.9)%
(Cost $(120,166,775))*				(123,072,418)
Total Written Options - (0.0)%
(Premiums Received $(95,859))*				(8,859)
Other Assets & Liabilities, Net – 49.7%				255,595,499
Net Assets – 100.0%				$513,932,574

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2011 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (23.9)%
Common Stock - (16.3)%
Consumer Discretionary - (8.1)%
(11,335)	Amazon.com, Inc.			$(1,962,089)
(27,167)	Apollo Group, Inc., Class A			(1,463,486)
(49,685)	Asbury Automotive Group, Inc.			(1,071,209)
(74,831)	AutoNation, Inc.			(2,759,019)
(56,287)	BJ's Restaurants, Inc.			(2,550,927)
(2,151)	BorgWarner, Inc.			(137,105)
(29,911)	Brinker International, Inc.			(800,418)
(38,622)	Buffalo Wild Wings, Inc.			(2,607,371)
(36,450)	Dollar Tree, Inc.			(3,029,360)
(79,779)	Domino's Pizza, Inc.			(2,708,497)
(67,198)	Group 1 Automotive, Inc.			(3,480,856)
(66,400)	Hanesbrands, Inc.			(1,451,504)
(71,519)	Harley-Davidson, Inc.			(2,779,944)
(24,799)	Johnson Controls, Inc.			(775,217)
(22,227)	Ltd. Brands, Inc.			(896,859)
(40,425)	Lululemon Athletica, Inc.			(1,886,231)
(23,001)	Maidenform Brands, Inc.			(420,918)
(24,816)	Nordstrom, Inc.			(1,233,603)
(53,739)	Penske Auto Group, Inc.			(1,034,476)
(389)	priceline.com, Inc.			(181,939)
(29,315)	PVH Corp.			(2,066,414)
(13,125)	Ralph Lauren Corp.			(1,812,300)
(69,950)	Six Flags Entertainment Corp.			(2,884,738)
(3,270)	Tiffany & Co.			(216,670)
(18,071)	Titan International, Inc.			(351,662)
(13,699)	Under Armour, Inc., Class A			(983,451)
				(41,546,263)

Consumer Staples - (1.8)%
(109,738)	Avon Products, Inc.			(1,917,123)
(21,129)	Gartner, Inc.			(734,655)
(6,160)	Green Mountain Coffee Roasters, Inc.			(276,276)
(17,666)	Hansen Natural Corp.			(1,627,745)
(29,361)	Ritchie Bros. Auctioneers, Inc.			(648,291)
(16,076)	Sanderson Farms, Inc.			(805,890)
(88,693)	Serco Group PLC			(652,889)
(38,709)	Whole Foods Market, Inc.			(2,693,372)
				(9,356,241)
Energy - (0.4)%
(54,724)	Northern Oil and Gas, Inc.			(1,312,281)
(40,571)	The Williams Cos., Inc.			(1,095,823)
				(2,408,104)
Financial - (0.8)%
(34,960)	AerCap Holdings NV			(394,698)
(34,960)	Aircastle, Ltd.			(444,691)
(20,922)	Horace Mann Educators Corp.			(286,841)
(56,107)	The Macerich Co. REIT			(2,839,014)
				(3,965,244)
Industrial - (4.1)%
(92,354)	Bristow Group, Inc.			(4,376,656)
(13,744)	CH Robinson Worldwide, Inc.			(959,056)
(8,155)	CNH Global NV			(293,499)
(23,307)	Cognex Corp.			(834,158)
(79,244)	General Electric Co.			(1,419,260)
(8,625)	Harbinger Group, Inc.			(34,586)
(70,339)	IMI PLC			(830,197)
(26,149)	Legrand SA			(841,007)
(14,761)	Nexans SA			(766,088)
(10,255)	Nordson Corp.			(422,301)
(75,295)	Old Dominion Freight Line, Inc.			(3,051,706)
(20,277)	Regal-Beloit Corp.			(1,033,519)
(51,556)	Rexel SA			(880,788)
(18,605)	Rotork PLC			(557,646)
(56,170)	Sensata Technologies Holding NV			(1,476,148)
(42,865)	SKF AB, Class B			(906,873)
(49,842)	TAL International Group, Inc.			(1,434,951)
(2,953)	Texas Industries, Inc.			(90,893)
(14,351)	Tidewater, Inc.			(707,504)
				(20,916,836)
Information Technology - (0.2)%
(13,458)	Salesforce.com, Inc.			(1,365,449)

Materials - (0.4)%
(8,828)	Air Liquide SA			(1,092,177)
(3,097)	Clearwater Paper Corp.			(110,284)
(11,222)	Cliffs Natural Resources, Inc.			(699,692)
				(1,902,153)
Telecommunication Services - (0.5)%
(39,277)	American Tower Corp., Class A			(2,357,013)
(9,328)	Pandora Media, Inc.			(93,373)
(57,245)	Promotora de Informaciones SA, Class A			(64,458)
				(2,514,844)
Total Common Stock
(Cost $(81,875,346))				(83,975,134)

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - (4.6)%
Corporate Non-Convertible Bonds - (3.8)%
Consumer Discretionary - (2.7)%
$(578,000)	Hanesbrands, Inc.	6.38%	12/15/20	(589,560)
(500,000)	Isle of Capri Casinos, Inc.	7.00	03/01/14	(470,000)
(2,737,000)	Levi Strauss & Co.	7.63	05/15/20	(2,808,846)
(500,000)	MGM Resorts International	7.63	01/15/17	(478,750)
(1,000,000)	Pinnacle Entertainment, Inc.	7.50	06/15/15	(995,000)
(1,851,000)	Pinnacle Entertainment, Inc.	8.75	05/15/20	(1,823,235)
(5,776,000)	PVH Corp.	7.38	05/15/20	(6,295,840)
(557,000)	Quiksilver, Inc.	6.88	04/15/15	(520,099)
				(13,981,330)
Consumer Staples - (0.3)%
(1,548,000)	SUPERVALU, Inc.	8.00	05/01/16	(1,606,050)

Industrial - (0.1)%
(550,000)	Solo Cup Co.	8.50	02/15/14	(508,750)

Materials - (0.5)%
(2,000,000)	The Dow Chemical Co.	7.38	11/01/29	(2,551,992)

Telecommunication Services - (0.2)%
(1,077,000)	Univision Communications, Inc.	8.50	05/15/21	(985,455)
Total Corporate Non-Convertible Bonds
(Cost $(19,052,169))				(19,633,577)

U.S. Treasury Securities - (0.8)%
(3,000,000)	U.S. Treasury Bond	4.38	05/15/40	(3,897,657)
Total U.S. Treasury Securities
(Cost $(3,176,967))				(3,897,657)
Total Fixed Income Securities
(Cost $(22,229,136))				(23,531,234)

	Security
Shares	Description			Value
Investment Companies - (3.0)%
(37,228)	Eaton Vance Senior Floating-Rate Trust			(535,339)
(29,446)	iShares iBoxx $ High Yield Corporate Bond Fund			(2,633,356)
(177,195)	iShares MSCI Germany Index Fund			(3,405,688)
(24,218)	iShares Russell 2000 Index Fund			(1,784,624)
(136,782)	SPDR S&P Oil & Gas Exploration & Production ETF			(7,207,043)
Total Investment Companies
(Cost $(16,062,293))				(15,566,050)
Total Short Positions - (23.9)%
(Cost $(120,166,775))				$(123,072,418)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2011 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(309)	Cameco Corp.	$26.00	01/12	$(309)
Total Call Options Written
(Premiums Received $(66,048))				(309)

Put Options Written - (0.0)%
(114)	Marathon Petroleum Corp.	32.50	01/12	(8,550)
Total Put Options Written
(Premiums Received $(29,811))				(8,550)
Total Written Options - (0.0)%
(Premiums Received $(95,859))				$(8,859)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

ADR	American Depository Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,104,200 or 0.4% of net assets.
(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $10,529,767 or 2.0% of net assets.
(g)	Rate presented is yield to maturity.

A summary of outstanding credit default swap agreements held by the fund at December 31, 2011, is as follows:

Counterparty	Reference Entity / Obligation	Buy / Sell Protection	Pays (Receives) Rate	Termination Date	Notional Amount	Net Unrealized Depreciation
Deutsche Bank Alex Brown, Inc.	Capital One Financial Corp., 5.25%, 02/21/17	Buy	(1.00)%	03/20/17	$20,000,000	$(157,693)
Barclays	Capital One Financial Corp., 5.25%, 02/21/17	Buy	(1.00)	03/20/17	10,000,000	(62,913)
Royal Bank of Scotland	Carnival Corp., 6.65%, 01/15/28	Buy	(1.00)	03/20/17	5,000,000	21,478
Citibank Group	Carnival Corp., 6.65%, 01/15/28	Buy	(1.00)	03/20/17	5,000,000	28,629
Barclays	Carnival Corp., 6.65%, 01/15/28	Buy	(1.00)	03/20/17	5,000,000	(47,871)
Deutsche Bank Alex Brown, Inc.	Carnival Corp., 6.65%, 01/15/28	Buy	(1.00)	03/20/17	15,000,000	(4,328)
Deutsche Bank Alex Brown, Inc.	ConAgra Foods, Inc., 7.00%, 10/01/28	Buy	(1.00)	03/20/17	15,000,000	(467,440)
Deutsche Bank Alex Brown, Inc.	Dover Corp., 4.88%, 10/15/15	Buy	(1.00)	12/20/17	5,000,000	21,727
Barclays	Eastman Chemical Co., 7.60%, 02/01/27	Buy	(1.00)	06/20/17	15,000,000	(108,844)
BNP Paribas	Fortune Brands, Inc., 5.38%, 01/15/16	Buy	(1.00)	03/20/17	5,000,000	(112,896)
Citibank Group	Fortune Brands, Inc., 5.38%, 01/15/16	Buy	(1.00)	03/20/17	5,000,000	(53,963)
Barclays	Fortune Brands, Inc., 5.38%, 01/15/16	Buy	(1.00)	03/20/17	5,000,000	(73,765)
Barclays	Kimco Realty Corp., 5.98%, 07/30/12	Buy	(1.00)	03/20/17	15,000,000	(5,116)
BNP Paribas	Kohl's Corp., 6.25%, 12/15/17	Buy	(1.00)	06/20/17	10,000,000	305,600
Royal Bank of Scotland	Kohl’s Corp., 6.25%, 12/15/17	Buy	(1.00)	03/20/17	5,000,000	58,002
Deutsche Bank Alex Brown, Inc.	Koninklijke DSM, 4.00%, 11/10/15	Buy	(1.00)	12/20/17	10,000,000	(64,395)
Deutsche Bank Alex Brown, Inc.	Lowe's Cos., Inc, 5.40%, 10/15/16	Buy	(1.00)	03/20/17	10,000,000	(7,673)
Deutsche Bank Alex Brown, Inc.	Lowe's Cos., Inc, 5.40%, 10/15/16	Buy	(1.00)	09/20/17	5,000,000	(5,366)
BNP Paribas	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	Buy	(1.00)	09/20/17	5,000,000	57,793
Barclays	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	Buy	(1.00)	03/20/17	10,000,000	26,836
Barclays	Marriott International, Inc., 5.81%, 11/10/15	Buy	(1.00)	03/20/17	5,000,000	(13,089)
Royal Bank of Scotland	Marriott International, Inc., 5.81%, 11/10/15	Buy	(1.00)	06/20/17	5,000,000	(36,765)
Barclays	Marriott International, Inc., 5.81%, 11/10/15	Buy	(1.00)	12/20/17	5,000,000	(14,779)
BNP Paribas	Nordstrom, Inc., 6.95%, 03/15/28	Buy	(1.00)	09/20/17	5,000,000	35,605
BNP Paribas	Nordstrom, Inc., 6.95%, 03/15/28	Buy	(1.00)	03/20/17	10,000,000	8,865
Barclays	Nordstrom, Inc., 6.95%, 03/15/28	Buy	(1.00)	03/20/17	5,000,000	(5,271)
Barclays	Ryder System, Inc., 6.95%, 12/01/25	Buy	(1.00)	06/20/17	5,000,000	47,015
Deutsche Bank Alex Brown, Inc.	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	06/20/17	5,000,000	(24,966)
Deutsche Bank Alex Brown, Inc.	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	03/20/17	10,000,000	(116,656)
BNP Paribas	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	06/20/17	5,000,000	125,910
Barclays	Southwest Airlines Co., 5.25%, 10/01/14	Buy	(1.00)	06/20/17	5,000,000	139,465
Deutsche Bank Alex Brown, Inc.	The Home Depot, Inc., 5.88%, 12/16/36	Buy	(1.00)	09/20/17	5,000,000	(66,516)
Deutsche Bank Alex Brown, Inc.	The Home Depot, Inc., 5.88%, 12/16/36	Buy	(1.00)	03/20/17	5,000,000	(58,530)
						(631,910)

At December 31, 2011, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(150)	Euro FX Currency Future	02/17/12	$(24,355,650)	$40,650
(600)	Russell 2000 Mini Future	03/16/12	(43,132,500)	(1,195,500)
(250)	S&P 500 Emini Future	03/16/12	(15,376,875)	(279,375)
			$(82,865,025)	$(1,434,225)
AFA

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,617,242
Gross Unrealized Depreciation	(31,744,007)
Net Unrealized Appreciation	$7,873,235

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$33,316,467	$-	$-	$33,316,467
Consumer Staples	15,317,442	-	-	15,317,442
Energy	73,483,231	-	-	73,483,231
Financial	30,194,037	-	-	30,194,037
Healthcare	1,442,355	-	-	1,442,355
Industrial	18,728,167	-	-	18,728,167
Information Technology	8,523,344	-	-	8,523,344
Materials	27,302,528	-	-	27,302,528
Telecommunication Services	20,290,253	-	-	20,290,253
Preferred Stock
Consumer Discretionary	4,301,149	-	96,250	4,397,399
Asset Backed Obligations	-	1,705,458	-	1,705,458
Corporate Convertible Bonds	-	22,683,137	974,985	23,658,122
Corporate Non-Convertible Bonds	-	24,547,020	1,032,965	25,579,985
Syndicated Loans	-	2,822,311	-	2,822,311
U.S. Government & Agency Obligations	-	4,999,790	-	4,999,790
Rights	170,593	-	-	170,593
Warrants	2,500,669	-	-	2,500,669
Investment Companies	4,610,812	-	-	4,610,812
Commercial Paper	-	79,698,772	-	79,698,772
Purchased Options	2,676,617	-	-	2,676,617
Total Investments At Value	$242,857,664	$136,456,488	$2,104,200	$381,418,352

Other Financial Instruments**
Credit Default Swaps	-	876,925	-	876,925
Futures	40,650	-	-	40,650
Total Other Financial Instruments**	$40,650	$876,925	$-	$917,575
Total Assets	$242,898,314	$137,333,413	$2,104,200	$382,335,927

Liabilities
Securities Sold Short
Common Stock	(83,975,134)	-	-	(83,975,134)
Corporate Non-Convertible Bonds	-	(19,633,577)	-	(19,633,577)
U.S. Government & Agency Obligations	-	(3,897,657)	-	(3,897,657)
Investment Companies	(15,566,050)	-	-	(15,566,050)
Total Securities Sold Short	$(99,541,184)	$(23,531,234)	$-	$(123,072,418)
Other Financial Instruments**

Written Options	(8,859)	-	-	(8,859)
Credit Default Swaps	-	(1,508,835)	-	(1,508,835)
Futures	(1,474,875)	-	-	(1,474,875)
Total Other Financial Instruments**	$(1,483,734)	$(1,508,835)	$-	$(2,992,569)
Total Liabilities	$(101,024,918)	$(25,040,069)	$-	$(126,064,987)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Preferred Stock	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds
Balance as of 03/31/11	$-	$264,546	$-	$-
Accrued Accretion / (Amortization)	-	(1,401)	-	-
Realized Gain / (Loss)	-	9,642	-	-
Change in Unrealized Appreciation / (Depreciation)	-	(13,314)	-	-
Purchases	-	31,706	-	-
Sales	-	(226,740)		-
Transfers In / (Out)	96,250	(64,439)	974,985	1,032,965
Balance as of 12/31/11	$96,250	$-	$974,985	$1,032,965
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/11	$96,250	$-	$(753,119)	$(1,096,943)

***	The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.0%
Australia - 1.9%
196,100	GrainCorp, Ltd.	$1,574,483

Belgium - 4.0%
54,000	Anheuser-Busch InBev NV, ADR	3,293,460

Bermuda - 6.6%
32,000	Axis Capital Holdings, Ltd.	1,022,720
29,000	Enstar Group, Ltd. (a)	2,847,800
19,950	RenaissanceRe Holdings, Ltd.	1,483,681
		5,354,201
Brazil - 1.4%
77,945	BM&FBovespa SA	409,522
83,000	Diagnosticos da America SA	689,720
		1,099,242
Canada - 22.4%
165,900	Brookfield Asset Management, Inc., Class A	4,566,220
68,140	Encana Corp.	1,262,634
3,935	Fairfax Financial Holdings, Ltd.	1,696,772
707,250	Huntingdon REIT (a)	5,553,865
8,500	Imperial Oil, Ltd.	378,714
96,000	Kinross Gold Corp.	1,095,931
1,418,800	Petroamerica Oil Corp. (a)	146,232
2,651,700	Petromanas Energy, Inc. (a)	403,449
56,737	Suncor Energy, Inc.	1,636,245
144,000	Viterra, Inc.	1,518,096
		18,258,158
China - 0.4%
385,000	Minth Group, Ltd.	361,374

Hong Kong - 12.0%
114,600	Cheung Kong Holdings, Ltd.	1,363,407
171,000	Guoco Group, Ltd.	1,590,754
405,000	Hang Lung Properties, Ltd.	1,152,435
261,449	Henderson Land Development Co., Ltd.	1,299,402
114,500	Hopewell Holdings, Ltd.	292,788
25,400	Jardine Matheson Holdings, Ltd.	1,195,070
2,704,000	Value Partners Group, Ltd.	1,385,667
602,000	Wheelock & Co., Ltd.	1,491,319
		9,770,842
Indonesia - 1.5%
98,336,000	Panin Financial Tbk PT (a)	1,247,162

Japan - 7.5%
9,800	Fanuc, Ltd.	1,499,857
1,100	Fast Retailing Co., Ltd.	200,078
2,800	Keyence Corp.	675,172
5,600	Kyocera Corp.	450,357
28,000	Shiseido Co., Ltd.	514,746
69,800	Toyota Industries Corp.	1,899,844
30,500	Universal Entertainment Corp.	843,634
		6,083,688
Jordan - 1.1%
83,070	Arab Bank PLC	920,005

Malaysia - 1.3%
294,900	Genting Bhd	1,023,312

Mexico - 5.0%
18,500	Coca-Cola Femsa S.A.B. de C.V., ADR	1,761,385
8,100	Fomento Economico Mexicano S.A.B. de C.V., ADR	564,651
83,900	Grupo Televisa SA, ADR	1,766,934
		4,092,970
Republic Of South Korea - 0.3%
5,300	LG Corp. (a)	282,483

Singapore - 0.5%
324,000	Global Logistic Properties, Ltd. (a)	438,395

Spain - 0.5%
90,500	Promotora de Informaciones SA, ADR	438,020

Sweden - 1.5%
70,400	Investor AB, Class A	1,260,276

Switzerland - 4.8%
12,224	Dufry AG (a)	1,125,056
8,220	Nestle SA	472,565
6,100	The Swatch Group AG	2,282,710
		3,880,331
United Kingdom - 1.7%
10,000	Anglo American PLC	369,458
162,000	TESCO PLC	1,015,024

		1,384,482
United States - 20.6%
54,000	Baxter International, Inc.	2,671,920
59,400	Berkshire Hathaway, Inc., Class B (a)	4,532,220
21,200	Kraton Performance Polymers, Inc. (a)	430,360
64,000	Lowe's Cos., Inc.	1,624,320
3,400	Markel Corp. (a)	1,409,878
13,000	Schlumberger, Ltd.	888,030
31,195	U.S. Bancorp	843,825
		16,778,003

Total Common Stock (Cost $74,096,467)	77,540,887

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 2.1%
Corporate Non-Convertible Bonds - 1.3%
Canada - 0.6%
$500,000	Huntingdon Real Estate Investment Trust	7.50%	12/31/16	520,245

United States - 0.7%
200,000	Cemex Finance, LLC (b)	9.50	12/14/16	176,500
200,000	United Refining Co.	10.50	02/28/18	188,000
200,000	Xinergy Corp. (b)	9.25	05/15/19	170,000
				534,500

Total Corporate Non-Convertible Bonds (Cost $1,058,980)	1,054,745

Foreign Government Bonds - 0.8%
Hong Kong - 0.6%
4,000,000	Hong Kong Government Bond	0.26	08/19/13	514,847

Singapore - 0.2%
250,000	Singapore Government Bond	1.63	04/01/13	195,848

Total Foreign Government Bonds (Cost $726,944)	710,695

Total Fixed Income Securities (Cost $1,785,924)	1,765,440

Shares	Security Description	Value

Warrants - 0.1%
14,000	Huntingdon Real Estate Investment Trust (a)	24,049
14,048,000	Panin Financial Tbk PT (a)	43,380

Total Warrants (Cost $0)	67,429

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.1%
Call Options Purchased - 0.1%
600,000	Australian Currency	$0.97	04/12	12,475
550,000	Canadian Currency	1.04	03/12	7,394
1,000,000	Canadian Currency	1.03	03/12	16,887
1,000,000	Japanese Currency	90.00	06/12	1,327

Total Call Options Purchased (Premiums Paid $58,859)	38,083

Put Options Purchased - 0.0%
40	SPDR S&P 500 ETF Trust	117.00	01/12	1,880
40	SPDR S&P 500 ETF Trust	115.00	03/12	9,560
40	SPDR S&P 500 ETF Trust	114.00	03/12	8,680
40	SPDR S&P 500 ETF Trust	113.00	03/12	9,200
40	SPDR S&P 500 ETF Trust	110.00	03/12	7,680

Total Put Options Purchased (Premiums Paid $121,480)	37,000

Total Purchased Options (Premiums Paid $180,339)	75,083

Total Investments - 97.3% (Cost $76,062,730)*	$79,448,839

Other Assets & Liabilities, Net – 2.7%	2,199,073
Net Assets – 100.0%	$81,647,912

ADR	American Depository Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $346,500 or 0.4% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,583,507
Gross Unrealized Depreciation	(6,197,398)
Net Unrealized Appreciation	$3,386,109

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2011.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$1,574,483	$-	$-	$1,574,483
Belgium	3,293,460	-	-	3,293,460
Bermuda	5,354,201	-	-	5,354,201
Brazil	1,099,242	-	-	1,099,242
Canada	18,258,158	-	-	18,258,158
China	361,374	-	-	361,374
Hong Kong	9,770,842	-	-	9,770,842
Indonesia	1,247,162	-	-	1,247,162
Japan	6,083,688	-	-	6,083,688
Jordan	920,005	-	-	920,005
Malaysia	1,023,312	-	-	1,023,312
Mexico	4,092,970	-	-	4,092,970
Republic Of South Korea	282,483	-	-	282,483
Singapore	438,395	-	-	438,395
Spain	438,020	-	-	438,020
Sweden	1,260,276	-	-	1,260,276
Switzerland	3,880,331	-	-	3,880,331
United Kingdom	1,384,482	-	-	1,384,482
United States	16,778,003	-	-	16,778,003
Corporate Non-Convertible Bonds	-	1,054,745	-	1,054,745
Foreign Government Bonds	-	710,695	-	710,695
Warrants	67,429	-	-	67,429
Purchased Options	75,083	-	-	75,083
Total Investments At Value	$77,683,399	$1,765,440	$-	$79,448,839

Total Assets	$77,683,399	$1,765,440	$-	$79,448,839

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Call Options Purchased

Balance as of 03/31/11	$9,444
Transfers Out	(9,444)
Balance as of 12/31/11	$-

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 80.9%
Consumer Discretionary - 6.2%
59,950	Lowe's Cos., Inc.	$1,521,531
46,250	The Gap, Inc.	857,938
		2,379,469
Consumer Staples - 2.3%
14,450	Anheuser-Busch InBev NV, ADR	881,306

Energy - 15.6%
23,000	Bristow Group, Inc.	1,089,970
77,600	Encana Corp.	1,437,928
25,150	Noble Corp. (a)	760,033
29,550	Plains Exploration & Production Co. (a)	1,085,076
17,050	Schlumberger, Ltd.	1,164,685
25,100	Subsea 7 SA, ADR (a)	467,111
		6,004,803
Financials - 28.0%
27,000	Axis Capital Holdings, Ltd.	862,920
14,300	Berkshire Hathaway, Inc., Class B (a)	1,091,090
62,350	Brookfield Asset Management, Inc., Class A	1,713,378
14,250	Enstar Group, Ltd. (a)	1,399,350
6,250	Homefed Corp. (a)	121,250
75,850	Leucadia National Corp.	1,724,829
77,600	PICO Holdings, Inc. (a)	1,597,008
13,450	RenaissanceRe Holdings, Ltd.	1,000,276
45,100	U.S. Bancorp	1,219,955
		10,730,056
Healthcare - 13.3%
24,200	Abbott Laboratories	1,360,766
34,550	Baxter International, Inc.	1,709,534
5,400	Johnson & Johnson	354,132
44,200	Merck & Co., Inc.	1,666,340
		5,090,772
Industrials - 7.8%
29,550	Dover Corp.	1,715,378
17,100	Fluor Corp.	859,275
4,800	Roper Industries, Inc.	416,976
		2,991,629
Information Technology - 5.4%
4,050	International Business Machines Corp.	744,714
67,850	Molex, Inc., Class A	1,342,073
		2,086,787

Telecommunication Services - 2.3%
51,100	Level 3 Communications, Inc. (a)	$868,189

Total Common Stock (Cost $26,815,244)	31,033,011

Total Investments - 80.9% (Cost $26,815,244)*	$31,033,011

Other Assets & Liabilities, Net – 19.1%	7,312,706
Net Assets – 100.0%	$38,345,717

ADR	American Depository Receipt
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,817,888
Gross Unrealized Depreciation	(600,121)
Net Unrealized Appreciation	$4,217,767

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$31,033,011
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$31,033,011

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD
U.S. Treasury Bills (a)(b) - 96.7%
$3,500,000	U.S. Treasury Bill	0.10%	01/26/12	$3,499,982
2,500,000	U.S. Treasury Bill	0.10	08/23/12	2,498,907
7,500,000	U.S. Treasury Bill	0.08	09/20/12	7,496,063
5,500,000	U.S. Treasury Bill	0.11	10/18/12	5,496,359
4,000,000	U.S. Treasury Bill	0.11	11/15/12	3,997,008
4,000,000	U.S. Treasury Bill	0.11	12/13/12	3,995,980

Total U.S. Treasury Bills (Cost $26,980,959)				26,984,299

Total Investments - 96.7% Cost ($26,980,959)*				$26,984,299

Net Unrealized Gain on Forward Currency Contracts - 0.4%				124,937

Other Assets and Liabilities, Net - 2.9%				804,476
NET ASSETS - 100.0%				$27,913,712

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$3,340
	Gross Unrealized Depreciation	-
	Net Unrealized Appreciation	$3,340

	As of December 31, 2011, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(1,040,000)	Australian Dollar	$(1,028,622)	01/18/12	$-	$(32,706)
6,500,000	Australian Dollar	6,607,965	01/18/12	25,336	-
(1,930,000)	British Pound Sterling	(2,990,556)	01/18/12	-	(6,226)
(840,000)	British Pound Sterling	(1,304,018)	01/18/12	-	(281)
40,000	British Pound Sterling	62,026	01/18/12	84	-
(8,300,000)	Canadian Dollar	(8,133,483)	01/18/12	-	(10,351)
(180,000)	Canadian Dollar	(173,583)	01/18/12	-	(3,031)
(70,000)	Canadian Dollar	(68,127)	01/18/12	-	(556)
6,660,000	Canadian Dollar	6,430,545	01/18/12	104,146	-
(14,200,000)	Euro	(18,418,650)	01/18/12	38,081	-
(9,650,000)	Euro	(12,553,608)	01/18/12	62,588	-
(110,000)	Euro	(143,220)	01/18/12	835	-
(40,000)	Euro	(52,506)	01/18/12	730	-
70,000	Euro	90,940	01/18/12	-	(331)
6,330,000	Euro	8,528,605	01/18/12	-	(335,014)
7,000,000	Euro	9,431,576	01/18/12	-	(370,732)
(860,000,000)	Japanese Yen	(11,136,982)	01/18/12	-	(39,321)
(16,000,000)	Japanese Yen	(205,552)	01/18/12	-	(2,379)
(7,000,000)	Japanese Yen	(90,067)	01/18/12	-	(903)
700,000,000	Japanese Yen	8,996,967	01/18/12	100,025	-
(60,000)	New Zealand Dollar	(46,177)	01/18/12	-	(464)
560,000	New Zealand Dollar	433,609	01/18/12	1,707	-
1,230,000	New Zealand Dollar	925,196	01/18/12	30,944	-
(18,000,000)	Norwegian Krone	(3,007,006)	01/18/12	-	(714)
500,000	Norwegian Krone	83,347	01/18/12	201	-
12,400,000	Norwegian Krone	2,072,509	01/18/12	-	(524)
(1,400,000)	Swedish Krona	(200,358)	01/18/12	-	(2,870)
(600,000)	Swedish Krona	(87,781)	01/18/12	684	-
16,000,000	Swedish Krona	2,325,927	01/18/12	-	(3,321)
54,800,000	Swedish Krona	7,846,770	01/18/12	108,155	-
(9,000,000)	Swiss Franc	(9,837,829)	01/18/12	253,102	-
(7,360,000)	Swiss Franc	(8,045,158)	01/18/12	206,981	-
50,000	Swiss Franc	53,507	01/18/12	-	(259)
120,000	Swiss Franc	129,428	01/18/12	-	(1,631)
240,000	Swiss Franc	255,523	01/18/12	70	-
4,470,000	Swiss Franc	4,755,086	01/18/12	5,328	-
7,000,000	Swiss Franc	7,457,233	01/18/12	-	(2,446)
Unrealized gain (loss) on forward currency contracts				$938,997	$(814,060)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2011:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	26,984,299	124,937
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 26,984,299	$ 124,937

** Other Financial Instruments include derivative instruments not reflected in the Scheduled of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD
U.S. Treasury Bills (a)(b) - 99.1%
$7,000,000	U.S. Treasury Bill	0.07%	01/12/12	$6,999,973
12,000,000	U.S. Treasury Bill	0.10	01/26/12	11,999,939
21,500,000	U.S. Treasury Bill	0.10	08/23/12	21,490,605
8,500,000	U.S. Treasury Bill	0.08	09/20/12	8,495,537
20,000,000	U.S. Treasury Bill	0.11	10/18/12	19,986,760
15,000,000	U.S. Treasury Bill	0.10	11/15/12	14,988,780
11,500,000	U.S. Treasury Bill	0.11	12/13/12	11,488,443

Total U.S. Treasury Bills (Cost $95,437,643)				95,450,037

Total Investments - 99.1% Cost ($95,437,643)*				$95,450,037

Net Unrealized Loss on Forward Currency Contracts - (0.1)%				(68,125)

Other Assets and Liabilities, Net - 1.0%				927,186
NET ASSETS - 100.0%				$96,309,098

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,394
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$12,394

As of December 31, 2011, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
28,000,000	China Renminbi	$4,399,749	01/18/12	$46,814	$-
31,800,000	China Renminbi	4,997,643	01/18/12	52,382	-
35,000,000	China Renminbi	5,504,443	01/18/12	53,760	-
6,200,000	Hong Kong Dollar	797,626	01/18/12	701	-
31,000,000	Indian Rupee	625,000	01/18/12	-	(43,577)
4,650,000	Malaysian Ringgit	1,482,781	01/18/12	-	(17,843)
80,000,000	New Taiwan Dollar	2,651,641	01/18/12	-	(8,471)
(1,700,000)	Singapore Dollar	(1,309,789)	01/18/12	-	(799)
7,750,000	Singapore Dollar	6,073,796	01/18/12	-	(99,058)
(750,000,000)	South Korean Won	(649,002)	01/18/12	-	(1,143)
900,000,000	South Korean Won	772,532	01/18/12	7,642	-
2,700,000,000	South Korean Won	2,324,080	01/18/12	16,442	-
14,000,000	China Renminbi	2,213,964	02/22/12	8,195	-
26,000,000	China Renminbi	4,111,322	02/22/12	15,544	-
80,000,000	Japanese Yen	1,031,634	02/22/12	8,667	-
28,200,000	Malaysian Ringgit	9,015,345	02/22/12	-	(148,245)
10,800,000	Singapore Dollar	8,536,153	02/22/12	-	(210,498)
3,700,000,000	South Korean Won	3,298,859	02/22/12	-	(98,991)
23,200,000	China Renminbi	3,609,771	03/21/12	71,753	-
31,000,000	China Renminbi	4,851,330	03/21/12	67,948	-
32,800,000	China Renminbi	5,132,860	03/21/12	72,055	-
59,000,000	Indian Rupee	1,075,661	03/21/12	18,319	-
300,000,000	Japanese Yen	3,861,108	03/21/12	42,419	-
8,900,000	Malaysian Ringgit	2,777,344	03/21/12	18,563	-
9,400,000	Malaysian Ringgit	2,942,558	03/21/12	10,423	-
78,000,000	New Taiwan Dollar	2,579,365	03/21/12	871	-
153,800,000	New Taiwan Dollar	5,085,138	03/21/12	2,557	-
8,200,000	Singapore Dollar	6,295,281	03/21/12	26,914	-
2,900,000,000	South Korean Won	2,485,430	03/21/12	18,531	-
Unrealized gain (loss) on forward currency contracts				$560,500	$(628,625)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2011:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	95,450,037	(68,125)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 95,450,037	$ (68,125)

** Other Financial Instruments include derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Shares	Security Description	Value in USD
Exchange Traded Product - 84.7% (a)
11,700	SPDR S&P 500 ETF Trust (Cost $1,399,417)	$1,468,350

Total Investments - 84.7% Cost ($1,399,417)*		$1,468,350

Net Unrealized Gain on Forward Currency Contracts - 0.5%		$7,987

Other Assets and Liabilities, Net - 14.8%		256,130
NET ASSETS - 100.0%		$1,732,467

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
ETF	Exchange Traded Fund

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,933
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$68,933

As of December 31, 2011, the Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:

			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	Appreciation
4	E-mini S&P 500 Future	03/16/12	$250,500	$650

As of December 31, 2011, the Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(60,000)	Australian Dollar	$(59,344)	01/18/12	$-	$(1,887)
400,000	Australian Dollar	406,644	01/18/12	1,559	-
(500,000)	Canadian Dollar	(489,969)	01/18/12	-	(624)
390,000	Canadian Dollar	376,563	01/18/12	6,099	-
(940,000)	Swiss Franc	(1,027,507)	01/18/12	26,435	-
250,000	Swiss Franc	265,944	01/18/12	298	-
400,000	Swiss Franc	426,128	01/18/12	-	(140)
(870,000)	Euro	(1,128,467)	01/18/12	2,333	-
(560,000)	Euro	(728,500)	01/18/12	3,632	-
770,000	Euro	1,037,445	01/18/12	-	(40,752)
(110,000)	British Pound Sterling	(170,446)	01/18/12	-	(355)
(60,000)	British Pound Sterling	(93,144)	01/18/12	-	(20)
(50,000,000)	Japanese Yen	(647,499)	01/18/12	-	(2,286)
40,400,000	Japanese Yen	519,254	01/18/12	5,773	-
(1,000,000)	Norwegian Krone	(167,056)	01/18/12	-	(40)
700,000	Norwegian Krone	116,997	01/18/12	-	(30)
40,000	New Zealand Dollar	30,972	01/18/12	122	-
70,000	New Zealand Dollar	52,653	01/18/12	1,761	-
1,000,000	Swedish Krona	145,370	01/18/12	-	(207)
3,200,000	Swedish Krona	458,206	01/18/12	6,316	-
Unrealized gain (loss) on forward currency contracts				$54,328	$(46,341)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2011:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ 1,468,350	$ 650
Level 2 - Other Significant Observable Inputs	-	7,987
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 1,468,350	$ 8,637

**  Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

The Level 1 inputs in the Investments in Securities column displayed in this table are Exchange Traded Products. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds - 42.7% (a)

Government Agency - Sweden - 2.6%
100,000,000	Svensk Exportkredit AB (a)	SEK	3.43%	05/20/12	$14,578,069

Municipal City - Sweden - 0.5%
20,000,000	City of Gothenburg EMTN	SEK	3.08	04/14/12	2,907,477

Non-U.S. Government - Australia - 5.2%
28,500,000	Australian Government Bond, Series 123	AUD	5.75	04/15/12	29,296,956

Non-U.S. Government - Denmark - 0.8%
25,000,000	Denmark Government Bond	DKK	4.00	11/15/12	4,500,757

Non-U.S. Government - Finland - 5.1%
21,500,000	Finland Government Bond	EUR	4.25	09/15/12	28,627,645

Non-U.S. Government - New Zealand - 6.6%
45,500,000	New Zealand Government Bond	NZD	6.50	04/15/13	37,229,485

Non-U.S. Government - Sweden - 5.2%
196,000,000	Sweden Government Bond, Series 1046	SEK	5.50	10/08/12	29,436,212

Non-U.S. Government - Switzerland - 1.7%
9,000,000	Switzerland Government Bond	CHF	2.75	06/10/12	9,695,557

Regional Agency - Australia - 8.0%
18,000,000	New South Wales Treasury Corp., Series 12	AUD	6.00	05/01/12	18,522,819
26,000,000	Western Australia Treasury Corp., Series 12	AUD	5.50	07/17/12	26,795,790
					45,318,609

Regional Authority - Canada - 5.8%
11,000,000	Alberta Capital Finance Authority MTN (a)	CAD	1.35	02/05/13	10,809,099
7,000,000	Alberta Capital Finance Authority (a)	CAD	1.67	07/02/14	6,923,387
15,000,000	Province of Manitoba MTN (a)	CAD	1.68	09/04/12	14,769,865
					32,502,351

Sovereign Agency - Finland - 1.2%
39,900,000	Municipality Finance Plc Kunta EMTN	NOK	2.75	09/16/13	6,694,555

Total Foreign Bonds (Cost $243,461,557)					240,787,673

Foreign Treasury Bills - 43.6% (a)

Central Bank - Singapore - 5.2%
38,000,000	Monetary Authority of Singapore Bill, Series 56 (b)	SGD	0.40	02/07/12	29,285,534

Non-U.S. Government - Germany - 5.0%
22,000,000	German Treasury Bill (b)	EUR	0.01	07/25/12	28,472,940

Non-U.S. Government - Japan- 17.3%
4,100,000,000	Japanese Treasury Bill, Series 213 (b)	JPY	0.09-0.10	02/10/12	53,262,236
3,400,000,000	Japanese Treasury Bill, Series 233 (b)	JPY	0.10	02/06/12	44,169,252
					97,431,488

Non-U.S. Government - New Zealand - 5.5%
40,000,000	New Zealand Treasury Bill (b)	NZD	2.29	02/22/12	31,039,682

Non-U.S. Government - Norway - 10.6%
357,000,000	Norwegian Treasury Bill (b)	NOK	1.25	03/21/12	59,525,766

Total Foreign Treasury Securities (Cost $246,641,062)					245,755,410

Shares

Exchange Traded Product - 9.9%
365,000	SPDR Gold Trust (Cost $45,476,937)				55,476,350

Total Investments - 96.2% (Cost $535,579,556)*					$542,019,433

Foreign Currencies - 1.0%:
Australian Dollar - 0.0%					11,995
Canadian Dollar - 0.1%					657,934
Danish Krone - 0.0%					7,319
Euro - 0.0%					41,805
Japanese Yen - 0.0%					29,410
New Zealand Dollar - 0.2%					1,278,777
Norwegian Krone - 0.5%					2,815,371
Singapore Dollar - 0.1%					262,943
Swedish Krona - 0.1%					282,788
Swiss Franc - 0.0%					43,313
Total Foreign Currencies (Cost $5,457,238)					5,431,655
Net Unrealized Loss on Forward Currency Contracts - (0.0)%					(87,091)
Other Assets and Liabilities, Net - 2.8%					16,021,698
NET ASSETS - 100.0%					$563,385,695

(a)	All or portion of these securities are segregated to cover outstanding forward currency contract and future contract exposures.
(b)	Variable rate security. Rate presented is as of December 31, 2011.
(c)	Rates shown are annualized yields at time of purchase.
EMTN	European Medium Term Note
MTN	Medium Term Note
Plc	Public Limited Company

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,105,459
Gross Unrealized Depreciation	(7,665,582)
Net Unrealized Appreciation	$14,105,459

As of December 31, 2011, the Merk Hard Currency Fund held the following futures contracts:

			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	Appreciation
25	Gold 100 Oz. Future	02/29/12	$3,917,000	$(355,600)

As of December 31, 2011, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(5,000,000)	Australian Dollar	$(5,110,181)	01/06/12	$-	$(35,870)
8,000,000	Canadian Dollar	7,837,229	01/06/12	14,438	-
8,000,000	Canadian Dollar	7,839,855	01/06/12	11,812	-
8,000,000	Canadian Dollar	7,839,994	01/06/12	11,673	-
(2,000,000)	Euro	(2,589,138)	01/06/12	533	-
(1,000,000)	Euro	(1,299,637)	01/06/12	5,335	-
(800,000,000)	Japanese Yen	(10,314,116)	01/06/12	-	(80,511)
(30,000,000)	Swedish Krona	(4,342,526)	01/09/12	-	(14,501)
Unrealized gain (loss) on forward currency contracts				$43,791	$(130,882)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	$-	$240,787,673	$-	$240,787,673
Foreign Treasury Bills	59,525,767	186,229,643	-	245,755,410
Exchange Traded Product	55,476,350	-	-	55,476,350
Total Investments at Value	$115,002,117	$427,017,316	$-	$542,019,433
Other Financial Instruments**:				-
Forward Currency Contracts	-	43,791	-	43,791
Total Assets	$115,002,117	$427,061,107	$-	$542,063,224
Liabilities
Other Financial Instruments**:
Futures	(355,600)	-	-	(355,600)
Forward Currency Contracts	-	(130,882)	-	(130,882)
Total Other Financial Instruments**	(355,600)	(130,882)	-	(486,482)
Total Liabilities	$(355,600)	$(130,882)	$-	$(486,482)

**  Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.9%
Consumer Discretionary - 16.1%
23,945	Autoliv, Inc.	$1,280,818
87,530	H&R Block, Inc.	1,429,365
27,015	The McGraw-Hill Cos., Inc.	1,214,864
87,600	The Pep Boys-Manny, Moe & Jack	963,600
18,960	TJX Cos., Inc.	1,223,868
29,500	Whirlpool Corp.	1,399,775
		7,512,290
Consumer Staples - 14.5%
85,600	Avon Products, Inc.	1,495,432
16,000	Diageo PLC, ADR	1,398,720
21,020	PepsiCo, Inc.	1,394,677
19,850	The Procter & Gamble Co.	1,324,194
35,355	Walgreen Co.	1,168,836
		6,781,859
Energy - 11.4%
28,000	BP PLC, ADR	1,196,720
13,585	ConocoPhillips	989,939
16,000	Exxon Mobil Corp.	1,356,160
28,900	The Williams Cos., Inc.	954,278
21,000	Transocean, Ltd.	806,190
		5,303,287
Financial - 7.3%
12,000	Aflac, Inc.	519,120
21,490	American Express Co.	1,013,683
15,438	The Travelers Cos., Inc.	913,467
35,000	Wells Fargo & Co.	964,600
		3,410,870
Health Care - 10.8%
23,749	Abbott Laboratories	1,335,406
5,550	Becton Dickinson and Co.	414,696
13,918	Johnson & Johnson	912,743
9,500	Laboratory Corp. of America Holdings (a)	816,715
71,000	Pfizer, Inc.	1,536,440
		5,016,000
Industrials - 13.0%
12,725	Cummins, Inc.	1,120,054
21,960	General Dynamics Corp.	1,458,364
39,235	Iron Mountain, Inc.	1,208,438
16,000	Parker Hannafin Corp.	1,220,000
14,665	United Technologies Corp.	1,071,865
		6,078,721

Technology - 26.8%
3,600	Apple, Inc. (a)	1,458,000
37,566	Comtech Telecommunications Corp.	1,075,139
60,000	CSG Systems International, Inc. (a)	882,600
2,600	Google, Inc., Class A (a)	1,679,340
27,687	Harris Corp.	997,839
56,775	Hewlett-Packard Co.	1,462,524
65,500	Intel Corp.	1,588,375
62,000	Microsoft Corp.	1,609,520
27,700	Oracle Corp.	710,505
57,330	The Western Union Co.	1,046,846
		12,510,688

Total Common Stock (Cost $41,202,109)	46,613,715

Total Investments - 99.9% (Cost $41,202,109)*	$46,613,715

Other Assets & Liabilities, Net – 0.1%	49,565
Net Assets – 100.0%	$46,663,280

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,881,080
Gross Unrealized Depreciation	(469,474)
Net Unrealized Appreciation	$5,411,606

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$46,613,715
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$46,613,715

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 24, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 24, 2012